Baird Strategic Municipal Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 98.5%	Par	Value
Alabama - 2.1%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$295,000	$330,876
Alabama Housing Finance Authority
5.00%, 05/01/2026 (a)	1,000,000	1,010,242
5.75%, 04/01/2055 (Callable 04/01/2033)	2,950,000	3,268,321
Black Belt Energy Gas District
4.00%, 12/01/2052 (Callable 09/01/2029) (a)	1,000,000	1,007,737
5.00%, 05/01/2053 (a)	2,500,000	2,620,539
5.50%, 11/01/2053 (Callable 09/01/2028) (a)	1,200,000	1,292,875
City of Oxford AL, 3.80%, 09/01/2041 (Callable 10/01/2024) (a)	2,300,000	2,300,000
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250,000	260,764
5.00%, 12/01/2028	1,065,000	1,119,303
5.00%, 12/01/2030	750,000	795,530
5.00%, 12/01/2031	1,000,000	1,064,392
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	2,000,000	2,029,817
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	150,000	159,312
Southeast Alabama Gas Supply District, 5.00%, 04/01/2025	2,000,000	2,010,260
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	250,000	272,686
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	1,000,000	1,076,915
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	5,700,000	6,141,963
State of Alabama Docks Department, 5.00%, 10/01/2035 (Callable 10/01/2027) (b)	2,000,000	2,051,764
University of South Alabama, 5.00%, 04/01/2034 (Callable 04/01/2029)	1,005,000	1,084,650
		29,897,946

Alaska - 0.6%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	215,000	216,411
6.00%, 06/01/2054 (Callable 06/01/2033)	2,965,000	3,276,930
Alaska Industrial Development & Export Authority
5.00%, 01/01/2027 (Callable 07/01/2025) (b)	1,845,000	1,863,115
4.25%, 04/01/2031 (Callable 11/01/2024)	185,000	185,063
4.00%, 04/01/2032 (Callable 04/01/2029)	1,885,000	1,918,831
Alaska Municipal Bond Bank Authority, 5.00%, 12/01/2028 (Callable 12/01/2026) (b)	615,000	639,090
Borough of Matanuska-Susitna AK
5.25%, 09/01/2026 (Callable 09/01/2025)	35,000	35,824
5.25%, 09/01/2028 (Callable 09/01/2025)	165,000	168,397
Southeast Alaska Power Agency, 5.25%, 06/01/2029 (Callable 12/01/2024)	150,000	150,538
University of Alaska, 5.00%, 10/01/2028 (Callable 10/01/2025)	110,000	111,650
		8,565,849

Arizona - 1.6%
Arizona Industrial Development Authority
2.47%, 07/01/2025	40,000	39,471
3.17%, 10/01/2025	65,000	64,278
4.00%, 07/15/2026 (c)	125,000	125,066
5.00%, 10/01/2028	110,000	115,578
5.00%, 11/01/2028 (Callable 05/01/2028)	765,000	817,992
4.75%, 12/15/2028 (Callable 12/15/2026) (c)	1,000,000	1,026,348
5.00%, 10/01/2029	10,000	10,601
1.77%, 09/01/2030 (a)(c)	4,630,296	4,359,488
5.00%, 10/01/2030 (Callable 10/01/2029)	140,000	147,503
5.00%, 10/01/2030 (Callable 10/01/2026) (c)	105,000	101,714
3.63%, 05/20/2033	2,911,112	2,853,215
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,623,513
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2035 (Callable 07/01/2025)	1,000,000	1,011,701
5.25%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,127,268
Glendale Industrial Development Authority
4.00%, 05/15/2025 (Callable 10/22/2024)	75,000	74,756
4.00%, 05/15/2027 (Callable 10/22/2024)	175,000	173,449
2.13%, 07/01/2033 (Callable 07/01/2029) (b)	100,000	83,554
Industrial Development Authority of the City of Phoenix Arizona, 2.95%, 07/01/2026 (Callable 07/01/2025)	680,000	672,417
Maricopa County Industrial Development Authority
4.50%, 07/01/2025 (c)	50,000	49,540
5.00%, 07/01/2025	475,000	479,163
2.10%, 07/01/2026 (c)	650,000	636,715
5.00%, 07/01/2026	680,000	699,100
5.00%, 07/01/2027	710,000	741,709
5.25%, 07/01/2033 (Callable 07/01/2030) (c)	725,000	748,845
5.00%, 01/01/2036 (Callable 01/01/2025)	1,390,000	1,422,021
5.00%, 12/01/2041 (Callable 06/01/2034)	3,305,000	3,689,615
		22,894,620

Arkansas - 0.7%
Arkansas Development Finance Authority
5.00%, 02/01/2030	1,000,000	1,065,996
5.00%, 02/01/2031	1,150,000	1,227,606
4.59%, 09/01/2044 (Callable 10/01/2024) (a)	5,000,000	5,000,000
5.00%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,061,447
Batesville Public Facilities Board, 5.00%, 06/01/2027	500,000	502,693
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	545,000	524,217
City of Prairie Grove AR, 1.75%, 06/01/2051 (Callable 12/01/2026)	325,000	309,102
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	605,000	521,103
County of Pulaski AR, 5.00%, 03/01/2030 (Callable 09/01/2026)	40,000	41,627
Henderson State University, 3.63%, 11/01/2033 (Callable 11/01/2024)	55,000	55,001
Lonoke School District No 1, 2.25%, 02/01/2030 (Callable 11/01/2024)	255,000	242,625
		10,551,417

California - 3.2%
Burbank Unified School District, 4.50%, 08/01/2037 (Callable 08/01/2028)	25,000	26,170
California Community Choice Financing Authority, 5.25%, 01/01/2054 (Callable 10/01/2030) (a)	1,375,000	1,485,526
California Enterprise Development Authority
5.00%, 06/01/2026	200,000	207,899
5.00%, 06/01/2027	440,000	468,613
5.00%, 06/01/2028	230,000	250,359
California Health Facilities Financing Authority
4.00%, 03/01/2033 (Callable 10/22/2024)	250,000	250,012
5.00%, 08/15/2037 (Callable 08/15/2027)	100,000	103,678
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027) (c)	2,500,000	2,531,450
3.75%, 03/25/2035	3,840,433	3,921,676
4.38%, 09/20/2036	1,485,587	1,578,549
3.60%, 08/01/2063 (Callable 02/01/2026) (a)	1,000,000	1,007,899
California Infrastructure & Economic Development Bank
4.00%, 11/01/2039 (Callable 11/01/2031)	630,000	641,774
3.85% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	200,000	199,924
California Public Finance Authority
2.38%, 11/15/2028 (Callable 10/22/2024) (c)	380,000	375,520
3.13%, 05/15/2029 (Callable 10/22/2024) (c)	3,250,000	3,208,224
California Statewide Communities Development Authority, 5.00%, 05/15/2034 (Callable 05/15/2026)	100,000	102,446
Calipatria Unified School District
0.00%, 08/01/2025 (d)	5,000	4,863
0.00%, 08/01/2027 (d)	165,000	150,534
Cathedral City Public Financing Authority, 0.00%, 08/01/2032 (d)	1,085,000	828,355
City of Los Angeles Department of Airports, 5.00%, 05/15/2029 (Callable 05/15/2027) (b)	1,375,000	1,436,025
City of Sacramento CA Water Revenue, 4.00%, 09/01/2036 (Callable 09/01/2027)	100,000	102,105
City of Vernon CA Electric System Revenue, 5.00%, 04/01/2025	3,000,000	3,023,289
East County Advanced Water Purification Joint Powers Authority, 3.13%, 09/01/2026 (Callable 06/01/2026)	4,000,000	4,006,655
Federal Home Loan Mortgage Corp.
3.35%, 11/25/2033	2,596,971	2,566,513
4.03%, 12/25/2036 (a)	1,976,626	2,030,061
Freddie Mac Multifamily ML Certificates, 2.25%, 09/25/2037	5,235,783	4,485,099
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	3,005,641	2,809,589
Golden West Schools Financing Authority, 0.00%, 08/01/2025 (d)	150,000	145,690
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	1,000,000	1,014,925
Irvine Facilities Financing Authority, 5.25%, 05/01/2043 (Callable 05/01/2026)	2,000,000	2,053,066
Long Beach Bond Finance Authority, 5.03% (3 mo. Term SOFR + 1.43%), 11/15/2026	700,000	706,744
Mayers Memorial Hospital District
0.00%, 08/01/2025 (d)	130,000	125,112
0.00%, 08/01/2026 (d)	230,000	212,582
0.00%, 08/01/2029 (d)	165,000	134,353
0.00%, 08/01/2032 (d)	210,000	146,301
0.00%, 08/01/2034 (d)	260,000	160,789
Moreno Valley Unified School District/CA, 0.00%, 08/01/2025 (d)	150,000	146,252
Northern California Energy Authority, 5.00%, 08/01/2025	600,000	607,123
Oxnard School District, 5.00%, 08/01/2045 (Callable 08/01/2026)	90,000	91,994
Pleasanton Unified School District, 5.25%, 06/01/2041 (Callable 06/01/2025)	100,000	101,333
Sacramento County Water Financing Authority, 4.09% (3 mo. Term SOFR + 0.55%), 06/01/2034 (Callable 11/01/2024)	2,520,000	2,428,362
San Ysidro School District, 0.00%, 08/01/2027 (d)	50,000	46,257
Simi Valley Unified School District, 4.00%, 08/01/2038 (Callable 08/01/2027)	155,000	157,349
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2026 (d)	315,000	295,192
		46,376,231

Colorado - 2.7%
Arkansas River Power Authority
5.88%, 10/01/2026	790,000	811,938
5.00%, 10/01/2029 (Callable 10/01/2028)	725,000	760,368
5.00%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,039,904
Baseline Metropolitan District No 1, 4.25%, 12/01/2054 (Callable 12/01/2029)	1,350,000	1,348,767
City & County of Denver CO Airport System Revenue, 5.00%, 12/01/2031 (Callable 12/01/2028) (b)	1,500,000	1,588,099
City & County of Denver CO Pledged Excise Tax Revenue, 5.00%, 08/01/2044 (Callable 08/01/2026)	1,250,000	1,283,378
Colorado Bridge Enterprise, 4.00%, 06/30/2029 (Callable 12/31/2027) (b)	3,410,000	3,452,183
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 10/01/2025)	1,950,000	1,951,452
2.00%, 09/01/2030 (Callable 09/01/2028)	415,000	383,806
5.00%, 10/01/2030 (Callable 10/01/2025)	100,000	99,837
5.00%, 07/01/2031	110,000	121,195
5.00%, 07/01/2032	230,000	254,249
5.00%, 07/01/2033	195,000	216,539
5.00%, 07/01/2035 (Callable 07/01/2034)	165,000	183,606
5.00%, 07/01/2036 (Callable 07/01/2034)	135,000	150,016
5.00%, 07/01/2037 (Callable 07/01/2034)	145,000	160,678
5.00%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,154,453
5.00%, 07/01/2039 (Callable 07/01/2034)	220,000	241,758
Colorado Health Facilities Authority
2.13%, 05/15/2028 (Callable 11/01/2024)	750,000	731,437
5.00%, 08/01/2028	490,000	530,039
2.63%, 05/15/2029 (Callable 11/01/2024)	1,000,000	963,867
5.25%, 05/15/2032 (Callable 05/15/2027)	550,000	567,670
5.25%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,152,811
5.00%, 08/01/2044 (Callable 08/01/2029)	170,000	177,209
5.00%, 11/15/2059 (a)	1,250,000	1,377,056
3.70% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	2,000,000	1,990,864
5.00%, 05/15/2062 (Callable 02/17/2026) (a)	4,000,000	4,131,230
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026) (a)	1,500,000	1,511,736
Colorado Springs School District No 11 Facilities Corp., 5.00%, 12/15/2043 (Callable 12/15/2033)	1,345,000	1,488,547
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	2,000,000	2,075,132
Denver Convention Center Hotel Authority, 5.00%, 12/01/2024	1,500,000	1,502,776
Denver Health & Hospital Authority
4.00%, 12/01/2028 (Callable 11/01/2024)	100,000	100,027
5.00%, 12/01/2029 (Callable 12/01/2028)	500,000	526,358
5.00%, 12/01/2030 (Callable 12/01/2028)	350,000	366,767
5.00%, 12/01/2031 (Callable 12/01/2028)	375,000	391,995
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	85,000	79,024
Timnath Ranch Metropolitan District No 4
5.00%, 12/01/2039 (Callable 12/01/2034)	600,000	663,877
5.00%, 12/01/2044 (Callable 12/01/2034)	800,000	865,786
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 12/15/2024)	1,853,000	1,599,942
		37,996,376

Connecticut - 0.9%
City of New Haven CT, 5.00%, 08/01/2027	550,000	583,187
Connecticut Housing Finance Authority
1.65%, 05/15/2028 (b)	1,230,000	1,134,126
3.30%, 11/15/2039 (Callable 11/15/2028)	845,000	783,632
3.50%, 11/15/2045 (Callable 05/15/2029)	810,000	810,861
Connecticut State Health & Educational Facilities Authority
3.50%, 07/01/2026	825,000	813,813
5.00%, 07/01/2027 (Callable 07/01/2026)	60,000	60,798
2.95%, 07/01/2049 (a)	2,000,000	2,008,562
2.80%, 07/01/2057 (a)	2,500,000	2,504,390
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2029 (b)	1,080,000	1,164,180
5.00%, 11/15/2030 (b)	1,075,000	1,164,699
5.00%, 11/15/2031 (b)	750,000	818,321
5.00%, 11/15/2032 (b)	320,000	351,375
East Hartford Housing Authority, 4.25%, 02/01/2027 (Callable 10/22/2024) (a)	1,000,000	1,001,177
Town of Sprague CT, 4.00%, 09/01/2025	55,000	55,326
		13,254,447

District of Columbia - 0.6%
District of Columbia
5.00%, 07/01/2027	125,000	131,019
5.00%, 04/01/2035 (Callable 04/01/2027)	795,000	822,978
District of Columbia Housing Finance Agency, 4.10%, 09/01/2046 (a)	3,000,000	3,138,166
District of Columbia Water & Sewer Authority
4.00%, 10/01/2040 (Callable 04/01/2032)	100,000	103,544
3.00%, 10/01/2057 (Callable 07/01/2027) (a)	1,000,000	1,002,080
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (Callable 10/01/2027) (b)	2,000,000	2,101,661
5.00%, 10/01/2033 (Callable 10/01/2028) (b)	500,000	527,161
5.00%, 10/01/2037 (Callable 10/01/2027) (b)	1,000,000	1,035,664
		8,862,273

Florida - 4.7%
Broward County Housing Finance Authority, 5.00%, 10/01/2038	2,994,830	3,245,288
Capital Projects Finance Authority/FL, 5.00%, 10/01/2027	1,000,000	1,041,772
Capital Trust Agency, Inc.
5.25%, 12/01/2024 (c)	250,000	249,589
3.38%, 07/01/2031 (c)	950,000	927,499
City of Apopka FL Utility System Revenue, 4.00%, 10/01/2026 (Callable 11/01/2024)	250,000	250,292
City of Cape Coral FL Water & Sewer Revenue
5.00%, 10/01/2036 (Callable 10/01/2033)	325,000	375,735
5.00%, 10/01/2037 (Callable 10/01/2033)	520,000	598,647
5.00%, 10/01/2038 (Callable 10/01/2033)	325,000	372,635
5.65%, 03/01/2054 (Callable 03/01/2033)	3,750,000	4,219,816
City of Fort Lauderdale FL Water & Sewer Revenue, 4.00%, 09/01/2028 (Callable 11/01/2024)	1,250,000	1,251,066
City of Jacksonville FL, 3.15%, 08/01/2036 (Callable 11/01/2024) (a)	1,000,000	1,000,000
City of Miami FL, 5.00%, 01/01/2032 (Callable 01/01/2028) (c)	1,850,000	1,941,782
City of Tallahassee FL, 5.00%, 12/01/2027 (Callable 12/01/2025)	500,000	508,573
Collier County Educational Facilities Authority, 5.00%, 06/01/2025	1,450,000	1,456,913
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030) (a)	1,250,000	1,379,665
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2027 (b)	3,650,000	3,841,655
5.00%, 10/01/2028 (b)	4,100,000	4,381,509
County of Miami-Dade FL Rickenbacker Causeway Revenue
5.00%, 10/01/2024	285,000	285,000
5.00%, 10/01/2031 (Callable 11/01/2024)	160,000	160,188
County of Miami-Dade Seaport Department, 4.00%, 10/01/2040 (Callable 10/01/2031) (b)	115,000	115,353
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2029 (d)	800,000	659,267
County of Palm Beach FL, 5.00%, 04/01/2029 (c)	1,225,000	1,243,906
Florida Development Finance Corp.
5.00%, 11/15/2024	600,000	600,989
4.00%, 06/15/2025	445,000	444,145
5.25%, 06/15/2029 (Callable 06/15/2027) (c)	2,000,000	2,032,540
5.00%, 08/15/2032 (c)	1,365,000	1,381,309
5.00%, 02/01/2035 (Callable 02/01/2032)	1,000,000	1,039,358
Florida Housing Finance Corp., 4.20%, 01/01/2045 (Callable 01/01/2028)	55,000	54,327
Florida Insurance Assistance Interlocal Agency, Inc., 3.92%, 09/01/2032 (Callable 10/01/2024) (a)	3,000,000	3,000,000
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 10/01/2025) (b)	1,005,000	1,022,400
5.00%, 10/01/2031 (Callable 10/01/2027) (b)	3,795,000	3,960,785
5.00%, 10/01/2036 (Callable 10/01/2027) (b)	1,000,000	1,037,021
Highlands County Health Facilities Authority, 3.15%, 11/15/2035 (Callable 11/01/2024) (a)	1,000,000	1,000,000
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	1,000,000	1,078,825
Lee County Housing Finance Authority, 3.55%, 08/01/2027 (Callable 02/01/2025) (a)	1,000,000	1,001,191
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027 (a)	2,645,000	2,657,225
3.40%, 04/01/2041 (Callable 04/01/2025) (a)	1,450,000	1,452,990
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028) (a)	2,100,000	1,868,979
Palm Beach County Housing Finance Authority, 5.00%, 04/01/2026 (a)	1,000,000	1,008,655
Pasco County School Board, 5.00%, 08/01/2046 (Callable 08/01/2031)	500,000	536,308
Pinellas County Industrial Development Authority, 5.00%, 07/01/2039 (Callable 07/01/2029)	1,000,000	1,018,613
Putnam County Development Authority/FL, 5.00%, 03/15/2042 (Callable 05/01/2028)	2,000,000	2,075,041
Sarasota County Health Facilities Authority, 4.00%, 05/15/2028 (Callable 05/15/2025)	40,000	40,296
School Board of Miami-Dade County, 5.00%, 02/01/2028 (Callable 02/01/2026)	1,000,000	1,022,279
St Johns County Housing Finance Authority
3.55%, 07/01/2027 (Callable 01/01/2025) (a)	1,000,000	1,000,847
5.50%, 12/01/2028 (Callable 06/01/2026) (a)(c)	2,500,000	2,503,369
Sumter County Industrial Development Authority/FL, 5.00%, 07/01/2025 (Callable 11/01/2024)	500,000	500,626
Tradition Community Development District No 1, 4.00%, 05/01/2028 (Callable 11/01/2024)	1,495,000	1,496,626
UCF Stadium Corp., 5.00%, 03/01/2025	370,000	372,112
Village Community Development District No 8, 4.50%, 05/01/2039 (Callable 05/01/2030)	1,785,000	1,865,368
Volusia County Educational Facility Authority, 5.00%, 10/15/2029 (Callable 04/15/2025)	500,000	504,540
		67,082,914

Georgia - 1.8%
Bartow County Development Authority
3.95%, 12/01/2032 (a)	1,000,000	1,038,409
2.88%, 08/01/2043 (a)	2,110,000	2,104,260
Carrollton Payroll Development Authority, 5.00%, 07/01/2029	200,000	220,444
Clayton County Development Authority, 4.00%, 07/01/2034 (Callable 07/01/2027)	670,000	677,627
DeKalb County Housing Authority, 4.00%, 12/01/2033 (Callable 12/01/2030)	5,000,000	5,071,664
Development Authority of Gwinnett County, 5.00%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,114,854
Gainesville & Hall County Hospital Authority, 5.00%, 10/15/2030	1,625,000	1,807,161
Main Street Natural Gas, Inc.
5.00%, 12/01/2028	1,250,000	1,334,151
5.00%, 12/01/2028	150,000	160,098
4.00%, 08/01/2049 (Callable 10/22/2024) (a)	1,000,000	1,000,196
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	1,100,000	1,113,495
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(c)	2,350,000	2,346,384
5.00%, 06/01/2053 (Callable 03/01/2030) (a)	2,385,000	2,546,519
5.00%, 07/01/2053 (Callable 12/01/2029) (a)	1,000,000	1,082,570
South Regional Joint Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)	2,020,000	2,082,669
		25,700,501

Hawaii - 0.4%
City & County of Honolulu HI, 4.00%, 10/01/2031 (Callable 10/01/2025)	3,000,000	3,025,331
State of Hawaii Airports System Revenue, 5.00%, 08/01/2027 (Callable 10/22/2024) (b)	2,685,000	2,687,412
		5,712,743

Idaho - 0.7%
Idaho Housing & Finance Association
3.00%, 05/01/2032	1,215,000	1,144,552
3.00%, 05/01/2042 (Callable 05/01/2032)	425,000	349,082
5.00%, 05/01/2044 (Callable 05/01/2032)	425,000	444,134
5.75%, 05/01/2048 (Callable 05/01/2031)	500,000	540,718
5.00%, 05/01/2049 (Callable 05/01/2032)	665,000	686,550
6.00%, 07/01/2054 (Callable 01/01/2033)	5,000,000	5,617,428
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	534,538
		9,317,002

Illinois - 8.4%
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,630,000	3,856,252
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2032 (Callable 05/01/2026)	1,080,000	1,089,815
Champaign & Piatt Counties Community Unit School District No 3, 3.50%, 09/01/2029 (Callable 11/01/2024)	180,000	180,019
Chicago Board of Education, 0.00%, 12/01/2025 (d)	1,000,000	959,803
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,134,062
Chicago Midway International Airport, 5.00%, 01/01/2027 (b)	445,000	463,495
Chicago O'Hare International Airport
5.00%, 01/01/2029 (Callable 01/01/2025) (b)	1,500,000	1,504,985
5.00%, 01/01/2029 (Callable 01/01/2025) (b)	1,000,000	1,003,323
5.00%, 01/01/2030 (Callable 01/01/2025)	630,000	632,680
5.00%, 01/01/2031 (Callable 01/01/2027) (b)	1,000,000	1,034,269
5.00%, 01/01/2032 (Callable 01/01/2026) (b)	1,310,000	1,332,526
5.00%, 01/01/2032 (Callable 01/01/2027) (b)	1,000,000	1,032,864
5.00%, 01/01/2033 (Callable 01/01/2027) (b)	500,000	515,962
5.00%, 01/01/2033 (Callable 01/01/2025) (b)	435,000	436,122
5.00%, 01/01/2034 (Callable 01/01/2026) (b)	975,000	990,392
5.00%, 01/01/2035 (Callable 01/01/2026) (b)	805,000	817,296
5.00%, 01/01/2036 (Callable 01/01/2032) (b)	500,000	541,278
5.00%, 01/01/2046 (Callable 01/01/2025)	925,000	926,689
5.50%, 01/01/2055 (Callable 01/01/2032) (b)	1,255,000	1,367,605
Chicago Park District, 5.25%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,394,867
Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/01/2049 (Callable 12/01/2024)	2,430,000	2,433,224
City of Chicago IL
0.00%, 01/01/2029 (d)	4,125,000	3,573,335
5.50%, 01/01/2040 (Callable 01/01/2032)	1,000,000	1,098,511
City of Chicago IL Wastewater Transmission Revenue
5.25%, 01/01/2042 (Callable 07/01/2032)	1,000,000	1,118,077
5.25%, 01/01/2043 (Callable 07/01/2032)	1,000,000	1,118,352
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2026)	100,000	104,958
5.00%, 11/01/2028 (Callable 12/23/2024)	690,000	692,467
5.00%, 11/01/2029 (Callable 11/01/2026)	1,055,000	1,101,334
5.00%, 11/01/2029 (Callable 11/01/2026)	390,000	407,128
4.00%, 11/01/2032 (Callable 11/01/2024)	125,000	125,167
City of Mount Vernon IL, 4.00%, 12/15/2032 (Callable 06/15/2030)	3,200,000	3,287,539
City of Springfield IL Electric Revenue
5.00%, 03/01/2031 (Callable 03/01/2025)	2,000,000	2,014,308
5.00%, 03/01/2033 (Callable 03/01/2025)	1,000,000	1,006,406
Cook County Community College District No 524 Moraine Valley, 3.00%, 06/01/2038 (Callable 06/01/2030)	530,000	490,451
Cook County Community Consolidated School District No 21 Wheeling, 3.00%, 12/01/2035 (Callable 12/01/2028)	830,000	776,059
Cook County School District No 111 Burbank, 5.00%, 12/01/2032 (Callable 12/01/2027)	1,250,000	1,306,591
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2027 (d)	35,000	31,431
Illinois Finance Authority
5.00%, 12/01/2024	980,000	980,579
3.00%, 05/01/2025	135,000	134,331
5.00%, 09/01/2025	610,000	610,101
5.00%, 10/01/2025	150,000	152,166
5.00%, 03/01/2026	900,000	919,465
5.00%, 04/01/2026	200,000	205,369
5.00%, 02/15/2027	420,000	427,792
5.00%, 04/01/2027	305,000	319,640
5.00%, 08/01/2027	400,000	417,967
5.00%, 09/01/2027 (Callable 09/01/2026)	500,000	516,414
5.00%, 08/01/2028	600,000	634,973
5.00%, 02/15/2030 (Callable 08/15/2027)	1,125,000	1,150,122
4.00%, 05/01/2030 (Callable 05/01/2028)	275,000	279,648
5.00%, 05/15/2030 (Callable 05/15/2025)	25,000	25,043
5.00%, 10/01/2030	750,000	806,902
3.00%, 09/01/2031 (Callable 09/01/2026)	1,475,000	1,414,105
5.00%, 10/01/2031 (Callable 10/01/2030)	715,000	766,480
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	510,622
5.00%, 10/01/2032 (Callable 10/01/2030)	750,000	801,997
5.00%, 05/15/2033 (Callable 11/15/2028)	2,000,000	2,096,794
5.00%, 07/01/2033 (Callable 01/01/2027)	200,000	209,089
5.00%, 10/01/2033 (Callable 10/01/2030)	1,250,000	1,335,282
5.00%, 10/01/2035 (Callable 10/01/2030)	1,175,000	1,250,561
5.00%, 02/15/2037 (Callable 08/15/2027)	1,000,000	1,013,465
4.13%, 11/15/2037 (Callable 11/15/2025)	300,000	300,673
5.25%, 04/01/2039 (Callable 04/01/2034)	1,180,000	1,313,656
5.00%, 11/15/2039 (Callable 05/15/2025)	2,500,000	2,518,898
5.25%, 04/01/2043 (Callable 04/01/2034)	900,000	1,033,980
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	500,000	501,812
1.70%, 04/01/2031 (Callable 04/01/2029)	1,300,000	1,111,406
2.90%, 08/01/2031 (Callable 02/01/2026)	1,000,000	936,638
2.15%, 10/01/2041 (Callable 04/01/2030)	915,000	665,820
4.15% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 11/15/2024)	350,000	350,211
4.50%, 10/01/2052 (Callable 10/01/2030)	1,325,000	1,363,303
6.25%, 10/01/2054 (Callable 10/01/2032)	3,610,000	4,111,788
3.15%, 01/01/2064 (Callable 10/01/2024) (a)	1,000,000	1,000,000
Illinois Sports Facilities Authority
5.00%, 06/15/2030 (Callable 06/15/2029)	2,250,000	2,422,437
5.00%, 06/15/2030	1,500,000	1,606,864
5.00%, 06/15/2031	2,025,000	2,188,901
5.25%, 06/15/2031 (Callable 10/28/2024)	600,000	603,304
Joliet Park District
5.00%, 02/01/2025	475,000	477,243
5.00%, 02/01/2025	450,000	452,125
5.00%, 02/01/2028	200,000	212,009
5.00%, 02/01/2029	200,000	215,036
5.00%, 02/01/2030	245,000	265,353
5.00%, 02/01/2031	360,000	392,479
5.00%, 02/01/2032	200,000	219,032
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 4.00%, 01/01/2037 (Callable 01/01/2027)	2,000,000	2,011,584
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2027 (Callable 11/01/2024)	415,000	415,129
Lake County Consolidated High School District No 120 Mundelein, 5.50%, 12/01/2039 (Callable 12/01/2032)	160,000	180,892
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2032 (Callable 02/01/2030)	575,000	648,280
5.50%, 02/01/2034 (Callable 02/01/2030)	600,000	673,823
5.50%, 02/01/2035 (Callable 02/01/2030)	570,000	638,650
Madison County Community Unit School District No 8 Bethalto, 4.00%, 12/01/2032 (Callable 12/01/2028)	1,000,000	1,021,802
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026 (d)	200,000	189,895
0.00%, 06/15/2027 (d)	4,400,000	4,057,037
5.50%, 06/15/2029	905,000	948,807
0.00%, 12/15/2034 (d)	2,000,000	1,386,148
Niles Park District, 3.00%, 12/01/2032 (Callable 11/01/2024)	700,000	688,521
Northern Illinois University
5.00%, 04/01/2030	450,000	488,625
5.00%, 10/01/2031 (Callable 04/01/2031)	450,000	492,084
4.00%, 10/01/2032 (Callable 04/01/2031)	500,000	514,333
Peoria Public Building Commission, 0.00%, 12/01/2025 (d)	1,000,000	956,182
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2032 (Callable 11/01/2026)	1,935,000	2,010,247
5.00%, 11/01/2035 (Callable 11/01/2026)	1,430,000	1,483,555
Rock Island County School District No 41 Rock Island/Milan, 5.50%, 12/01/2038 (Callable 12/01/2031)	125,000	139,908
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2036 (Callable 12/01/2029)	100,000	106,620
Southern Illinois University, 4.00%, 04/01/2030	1,575,000	1,647,843
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2032	300,000	337,592
5.00%, 01/01/2033	260,000	294,849
5.00%, 01/01/2034	275,000	314,962
5.00%, 01/01/2035 (Callable 01/01/2034)	525,000	596,243
5.00%, 01/01/2035 (Callable 01/01/2034)	250,000	283,925
5.00%, 01/01/2036 (Callable 01/01/2034)	265,000	298,993
5.00%, 01/01/2036 (Callable 01/01/2034)	225,000	253,862
5.00%, 01/01/2037 (Callable 01/01/2034)	225,000	252,280
State of Illinois, 5.00%, 01/01/2026	50,000	51,297
University of Illinois, 4.00%, 04/01/2034 (Callable 04/01/2025)	650,000	650,480
Upper Illinois River Valley Development Authority
5.00%, 12/01/2025	125,000	126,709
5.00%, 12/01/2028	75,000	78,843
4.00%, 01/01/2031 (Callable 01/01/2027) (c)	215,000	212,587
Village of Hoffman Estates IL, 4.00%, 12/01/2027 (Callable 12/01/2025)	500,000	505,297
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	7,000,000	7,451,530
Wauconda Special Service Area No 1, 5.00%, 03/01/2033 (Callable 03/01/2025)	3,510,000	3,530,155
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2028 (d)	310,000	279,553
0.00%, 01/01/2032 (d)	125,000	96,924
4.00%, 01/01/2034 (Callable 01/01/2029)	150,000	151,548
Will County Township High School District No 204 Joliet, 4.00%, 01/01/2037 (Callable 01/01/2027)	105,000	106,265
		119,715,376

Indiana - 1.7%
City of Elkhart IN Redevelopment District, 4.00%, 08/01/2028 (Callable 08/01/2025)	200,000	200,744
City of Rockport IN, 3.13%, 07/01/2025	2,000,000	1,985,409
Fishers Town Hall Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)	140,000	160,873
Griffith Multi-School Building Corp., 5.00%, 07/15/2036 (Callable 07/15/2034)	710,000	823,763
Hammond Local Public Improvement Bond Bank
4.63%, 07/15/2029 (Callable 07/15/2028) (c)	595,000	602,639
5.50%, 07/15/2036 (Callable 07/15/2030)	1,500,000	1,622,435
Indiana Finance Authority
5.00%, 09/15/2026	1,015,000	1,044,104
5.00%, 04/01/2028	870,000	892,590
5.00%, 03/01/2036 (Callable 03/01/2025)	2,000,000	2,011,630
5.75%, 06/01/2037 (Callable 12/01/2033)	600,000	694,612
5.75%, 06/01/2038 (Callable 12/01/2033)	635,000	732,688
5.75%, 06/01/2039 (Callable 12/01/2033)	670,000	771,745
5.75%, 06/01/2040 (Callable 12/01/2033)	710,000	812,836
5.75%, 06/01/2048 (Callable 12/01/2033)	1,630,000	1,830,067
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	150,000	153,101
Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/01/2030 (Callable 01/01/2025) (b)	1,250,000	1,254,972
Noblesville Community Development Corp., 5.00%, 08/01/2038 (Callable 02/01/2034)	2,300,000	2,567,716
Noblesville Redevelopment Authority, 5.50%, 07/15/2043 (Callable 07/15/2031)	100,000	112,870
Plainfield Redevelopment Authority
5.00%, 02/01/2030	15,000	16,060
3.25%, 08/01/2032 (Callable 11/01/2024)	145,000	139,680
Posey County Redevelopment Authority, 5.00%, 07/15/2025	3,000,000	3,035,456
Salem Elementary School Building Corp./IN, 4.38%, 07/15/2032 (Callable 07/15/2031)	1,495,000	1,557,491
Town of Plainfield IN Redevelopment District, 3.00%, 07/01/2031 (Callable 07/01/2027)	435,000	429,747
West Lafayette School Building Corp., 3.00%, 07/15/2036 (Callable 07/15/2029)	1,650,000	1,543,290
		24,996,518

Iowa - 1.6%
City of Coralville IA, 4.50%, 06/01/2032 (Callable 11/01/2024)	2,000,000	1,975,824
City of Stuart IA, 4.75%, 06/01/2026 (Callable 06/01/2025)	1,000,000	1,005,002
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	4,000,000	4,065,885
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030) (c)	1,000,000	994,658
4.00%, 07/01/2047 (Callable 07/01/2028)	135,000	136,816
3.25%, 07/01/2050 (Callable 07/01/2029)	80,000	79,539
5.50%, 07/01/2053 (Callable 01/01/2033)	2,480,000	2,664,618
Iowa Higher Education Loan Authority
5.00%, 10/01/2026	750,000	779,356
5.00%, 10/01/2037 (Callable 10/01/2030)	400,000	426,213
5.00%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,039,079
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2027 (b)	580,000	607,536
5.00%, 12/01/2028 (b)	580,000	614,504
5.00%, 12/01/2029 (b)	500,000	535,001
Keokuk Municipal Water Works
4.00%, 04/01/2033 (Callable 04/01/2032)	245,000	246,203
4.00%, 04/01/2034 (Callable 04/01/2032)	255,000	254,860
4.15%, 04/01/2036 (Callable 04/01/2032)	420,000	420,699
4.25%, 04/01/2037 (Callable 04/01/2032)	170,000	170,979
4.35%, 04/01/2038 (Callable 04/01/2032)	470,000	474,299
4.40%, 04/01/2039 (Callable 04/01/2032)	510,000	514,201
4.50%, 04/01/2040 (Callable 04/01/2032)	535,000	539,747
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	5,110,000	5,255,483
		22,800,502

Kansas - 0.7%
City of Burlington KS, 4.30%, 03/01/2045 (Callable 03/03/2026) (a)	2,430,000	2,452,062
City of Goddard KS, 4.00%, 10/01/2026 (Callable 04/01/2026)	3,000,000	3,046,687
City of Maize KS, 4.00%, 10/01/2027 (Callable 10/01/2025)	1,560,000	1,573,060
City of Park City KS, 3.75%, 09/01/2026 (Callable 11/01/2024)	1,000,000	1,000,549
City of Wichita KS, 5.88%, 05/15/2050 (Callable 05/15/2031)	1,000,000	1,001,622
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027 (d)	250,000	220,898
		9,294,878

Kentucky - 1.7%
City of Columbia KY, 3.25%, 12/01/2028	50,000	47,539
County of Trimble KY
3.75%, 06/01/2033 (Callable 06/01/2027)	1,755,000	1,763,509
4.70%, 06/01/2054 (Callable 03/03/2027) (a)(b)	4,000,000	4,040,998
Garrard County School District Finance Corp.
5.00%, 08/01/2036 (Callable 08/01/2031)	1,220,000	1,361,505
5.00%, 08/01/2037 (Callable 08/01/2031)	1,000,000	1,113,195
Kenton County Airport Board
5.00%, 01/01/2032 (b)	1,750,000	1,920,639
5.00%, 01/01/2033 (b)	3,225,000	3,566,583
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025 (d)	35,000	33,658
5.00%, 07/01/2028 (Callable 07/01/2025)	2,335,000	2,360,493
5.00%, 06/01/2030 (Callable 06/01/2027)	50,000	51,725
5.00%, 07/01/2040 (Callable 07/01/2025)	1,290,000	1,296,097
Kentucky Municipal Power Agency, 5.00%, 09/01/2029 (Callable 09/01/2025)	1,000,000	1,013,269
Kentucky Public Energy Authority
4.00%, 12/01/2049 (Callable 03/01/2025) (a)	320,000	321,158
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	275,000	277,646
Kentucky State Property & Building Commission, 5.00%, 11/01/2028 (Callable 11/01/2026)	200,000	208,969
Lexington-Fayette Urban County Airport Board, 5.00%, 07/01/2038 (Callable 07/01/2033)	320,000	357,946
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)	330,000	340,851
Morehead State University, 5.00%, 04/01/2028 (Callable 04/01/2025)	455,000	459,544
University of Louisville
5.00%, 03/01/2034 (Callable 09/01/2026)	2,120,000	2,186,244
4.50%, 03/01/2036 (Callable 09/01/2026)	1,645,000	1,656,904
		24,378,472

Louisiana - 1.0%
City of Shreveport LA Water & Sewer Revenue, 5.00%, 12/01/2032 (Callable 12/01/2028)	880,000	928,942
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,220,000	2,332,340
5.00%, 07/01/2046 (Callable 02/01/2026) (a)	1,500,000	1,541,190
Louisiana Local Government Environmental Facilities & Community Development Auth
4.00%, 10/01/2024	145,000	145,000
3.02%, 04/01/2031 (Callable 04/01/2025) (c)	1,132,000	1,129,016
Louisiana Public Facilities Authority
5.00%, 10/01/2024	400,000	400,000
5.00%, 05/15/2026	1,000,000	1,029,970
5.25%, 10/01/2029	610,000	667,239
5.00%, 05/15/2033 (Callable 05/15/2030)	350,000	380,449
5.25%, 10/01/2033	2,515,000	2,835,949
5.25%, 10/01/2046 (Callable 10/01/2033)	405,000	432,668
5.75%, 09/01/2064 (Callable 09/01/2034) (b)	500,000	556,006
New Orleans Aviation Board, 5.00%, 01/01/2029 (Callable 01/01/2027) (b)	750,000	776,015
St Tammany Parish Hospital Service District No 1, 5.00%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,617,601
		14,772,385

Maine - 0.6%
City of Lewiston ME
1.38%, 02/15/2033 (Callable 02/15/2028)	1,000,000	797,823
1.50%, 02/15/2035 (Callable 02/15/2028)	1,435,000	1,094,174
Finance Authority of Maine
5.00%, 12/01/2024 (b)	125,000	125,215
5.00%, 12/01/2025 (b)	200,000	203,421
5.00%, 12/01/2026 (b)	200,000	205,795
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	100,000	103,470
5.00%, 07/01/2034 (Callable 07/01/2030)	960,000	1,047,522
5.00%, 07/01/2035 (Callable 07/01/2030)	1,510,000	1,645,063
5.00%, 07/01/2036 (Callable 07/01/2030)	1,615,000	1,756,133
5.00%, 07/01/2037 (Callable 07/01/2030)	350,000	378,997
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)	925,000	966,589
		8,324,202

Maryland - 0.8%
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	2,325,000	2,280,676
Maryland Community Development Administration
4.05%, 10/01/2024	1,000,000	1,000,000
3.85%, 03/01/2025	2,000,000	2,002,005
0.55%, 09/01/2026	555,000	519,775
3.75%, 03/01/2050 (Callable 03/01/2029)	1,345,000	1,350,229
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	100,000	105,866
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2025	470,000	470,751
5.00%, 07/01/2045 (Callable 01/01/2027) (a)	380,000	397,886
Maryland State Transportation Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)	1,695,000	1,829,552
Montgomery County Housing Opportunities Commission, 5.75%, 01/01/2058 (Callable 01/01/2034)	1,145,000	1,322,553
		11,279,293

Massachusetts - 0.4%
Massachusetts Development Finance Agency
5.00%, 07/15/2025 (c)	65,000	65,410
3.98%, 10/01/2030	155,000	149,677
5.00%, 07/01/2044 (Callable 07/01/2027)	575,000	585,263
Massachusetts Educational Financing Authority
4.25%, 07/01/2032 (b)	1,000,000	1,013,739
2.00%, 07/01/2037 (Callable 07/01/2031) (b)	1,970,000	1,720,743
4.25%, 07/01/2044 (Callable 07/01/2033) (b)	2,285,000	2,255,139
		5,789,971

Michigan - 3.1%
Ann Arbor School District, 3.00%, 05/01/2027	1,500,000	1,509,325
Charter Township of Lansing MI, 2.75%, 05/01/2028 (Callable 11/01/2024)	265,000	257,878
City of Detroit MI
5.25%, 05/01/2025	75,000	75,717
6.00%, 05/01/2039 (Callable 05/01/2033)	1,000,000	1,170,331
City of Wyandotte MI Electric System Revenue, 5.00%, 10/01/2035 (Callable 10/01/2025)	1,705,000	1,727,729
Flint Hospital Building Authority, 5.00%, 07/01/2029	130,000	133,689
Grand Rapids Public Schools, 5.00%, 11/01/2040 (Callable 05/01/2029)	1,800,000	1,919,033
Michigan Finance Authority
5.00%, 07/01/2025 (Callable 11/01/2024)	140,000	140,133
5.00%, 07/01/2026 (Callable 11/01/2024)	300,000	300,368
5.25%, 02/01/2027	1,125,000	1,140,510
5.00%, 07/01/2027 (Callable 07/01/2025)	160,000	162,162
5.00%, 08/31/2028	490,000	524,271
5.00%, 02/28/2029	400,000	430,781
5.00%, 08/31/2029	500,000	542,384
4.50%, 10/01/2029 (Callable 11/12/2024)	3,550,000	3,552,971
5.00%, 07/01/2030 (Callable 11/01/2024)	165,000	165,201
5.25%, 02/01/2032 (Callable 02/01/2027)	100,000	101,819
5.00%, 05/15/2032 (Callable 05/15/2025)	2,000,000	2,019,391
5.00%, 07/01/2032 (Callable 07/01/2025)	1,700,000	1,720,437
5.00%, 05/15/2033 (Callable 05/15/2025)	1,265,000	1,277,218
5.00%, 12/01/2037 (Callable 12/01/2027)	1,070,000	1,120,122
5.00%, 07/01/2039 (Callable 11/01/2024)	50,000	50,036
5.00%, 10/01/2039 (Callable 10/01/2024)	1,700,000	1,700,000
5.00%, 11/15/2041 (Callable 11/15/2026)	1,000,000	1,023,212
5.00%, 07/01/2044 (Callable 11/01/2024)	180,000	180,097
Michigan State Hospital Finance Authority, 5.00%, 11/15/2032 (Callable 05/15/2025)	255,000	258,098
Michigan State Housing Development Authority
3.70%, 04/01/2030 (Callable 04/01/2026)	2,335,000	2,340,992
6.00%, 06/01/2054 (Callable 06/01/2033)	5,000,000	5,528,714
Michigan Strategic Fund
5.00%, 06/30/2032 (Callable 12/31/2028) (b)	265,000	278,089
5.00%, 12/31/2043 (Callable 12/31/2028) (b)	100,000	102,746
Northview Public Schools, 3.00%, 11/01/2031 (Callable 05/01/2030)	1,000,000	973,926
Oakland University
5.00%, 07/01/2026 (Callable 01/01/2025)	1,465,000	1,471,772
5.00%, 07/01/2031 (Callable 01/01/2025)	1,520,000	1,524,892
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	435,000	470,591
Wayne County Airport Authority
4.00%, 12/01/2027 (b)(c)	2,850,000	2,912,583
5.00%, 12/01/2027 (Callable 12/01/2025) (b)	1,000,000	1,019,794
5.00%, 12/01/2028 (Callable 12/01/2025) (b)	4,650,000	4,738,888
5.00%, 12/01/2029 (Callable 12/01/2027) (b)	295,000	309,996
5.00%, 12/01/2030 (Callable 12/01/2025) (b)	160,000	162,811
		45,038,707

Minnesota - 1.6%
City of Center City MN, 4.00%, 11/01/2031 (Callable 11/01/2027)	245,000	246,969
City of Coon Rapids MN, 5.60%, 12/01/2039	1,744,472	1,896,767
City of Maple Grove MN, 5.00%, 05/01/2031 (Callable 05/01/2027)	500,000	515,540
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 11/15/2025)	200,000	201,316
5.00%, 11/15/2053 (Callable 11/15/2029) (a)	440,000	481,246
City of Mounds View MN, 5.38%, 05/01/2027 (Callable 01/01/2025) (a)	100,000	100,090
City of Virginia MN
5.00%, 12/15/2026 (Callable 06/15/2025)	5,110,000	5,154,104
4.25%, 02/01/2031	425,000	430,625
County of Washington MN
2.38%, 02/01/2035 (Callable 02/01/2028)	1,550,000	1,361,388
2.38%, 02/01/2036 (Callable 02/01/2028)	1,590,000	1,375,401
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041) (a)	2,996,185	3,222,875
Housing & Redevelopment Authority of The City of St Paul Minnesota, 4.00%, 09/01/2031 (Callable 11/01/2024)	350,000	349,464
Minnesota Higher Education Facilities Authority
4.00%, 12/01/2029	140,000	141,021
5.00%, 10/01/2039 (Callable 10/01/2030)	100,000	108,615
Minnesota Housing Finance Agency
3.45%, 02/01/2025 (Callable 11/01/2024)	2,000,000	2,000,254
3.50%, 07/01/2050 (Callable 07/01/2029)	985,000	984,607
5.75%, 07/01/2053 (Callable 01/01/2033)	970,000	1,048,260
6.25%, 07/01/2054 (Callable 01/01/2033)	995,000	1,101,587
6.50%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,128,728
Southern Minnesota Municipal Power Agency, 0.00%, 01/01/2027 (d)	445,000	412,909
Washington County Community Development Agency, 3.68%, 09/01/2026 (Callable 03/01/2025) (a)	1,200,000	1,202,517
		23,464,283

Mississippi - 1.5%
Biloxi Public School District, 5.00%, 04/01/2029 (Callable 04/01/2026)	250,000	257,207
City of Oxford MS, 3.50%, 09/01/2029	50,000	48,495
City of Ridgeland MS, 3.00%, 10/01/2025	325,000	323,171
County of Hinds MS, 4.00%, 08/01/2027	140,000	143,164
County of Warren MS, 6.00%, 09/01/2035 (Callable 09/01/2033)	1,020,000	1,247,157
Harrison County School District, 3.00%, 06/01/2037 (Callable 06/01/2029)	1,500,000	1,352,778
Mississippi Development Bank
5.00%, 09/01/2025	605,000	610,514
5.00%, 11/01/2025	840,000	840,329
5.00%, 11/01/2026	780,000	786,893
5.00%, 11/01/2029 (Callable 11/01/2027)	105,000	105,180
5.00%, 06/01/2031 (Callable 06/01/2030)	1,250,000	1,370,972
5.00%, 06/01/2032 (Callable 06/01/2030)	1,425,000	1,554,775
5.00%, 06/01/2034 (Callable 06/01/2030)	1,445,000	1,568,749
5.00%, 11/01/2034 (Callable 11/01/2027)	1,830,000	1,908,077
Mississippi Home Corp.
3.45%, 12/01/2032	135,000	133,415
3.50%, 06/01/2033 (Callable 12/01/2032)	200,000	198,051
3.55%, 12/01/2033 (Callable 12/01/2032)	415,000	411,842
3.65%, 06/01/2034 (Callable 12/01/2032)	430,000	430,681
3.70%, 12/01/2034 (Callable 12/01/2032)	445,000	448,786
3.75%, 06/01/2035 (Callable 12/01/2032)	285,000	283,629
3.80%, 12/01/2035 (Callable 12/01/2032)	440,000	438,613
4.00%, 12/01/2043 (Callable 12/01/2026)	30,000	30,084
4.65%, 12/01/2044 (Callable 06/01/2033)	2,000,000	2,054,149
5.00%, 12/01/2052 (Callable 06/01/2031)	2,195,000	2,298,667
State of Mississippi Gaming Tax Revenue, 5.00%, 10/15/2035 (Callable 10/15/2025)	1,955,000	1,980,685
Vicksburg Warren School District
5.00%, 03/01/2025	375,000	376,668
5.00%, 03/01/2028	270,000	283,151
		21,485,882

Missouri - 3.3%
Boonville School District No R-1/MO
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,595,393
5.00%, 03/01/2044 (Callable 03/01/2029)	1,400,000	1,482,556
Cass County Reorganized School District No R-2/MO, 2.00%, 03/01/2041 (Callable 09/01/2031)	3,680,000	2,585,133
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	3,500,000	3,532,703
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036 (Callable 01/01/2028)	200,000	204,682
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	110,000	117,553
City of University City MO
5.00%, 04/01/2027	590,000	621,006
5.00%, 04/01/2028	525,000	562,740
5.00%, 04/01/2030	660,000	727,028
5.00%, 04/01/2031	715,000	795,620
5.00%, 04/01/2032	700,000	787,312
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2036 (Callable 04/01/2033)	550,000	605,234
Cole County Reorganized School District No 2, 5.00%, 03/01/2040 (Callable 03/01/2029)	1,150,000	1,227,996
County of Platte MO
5.00%, 02/01/2025 (Callable 11/01/2024)	250,000	249,992
3.00%, 03/01/2027 (Callable 11/01/2024)	200,000	193,954
Fulton Public School District No 58, 5.00%, 03/01/2038 (Callable 03/01/2025)	750,000	755,656
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2025	895,000	896,406
5.00%, 02/01/2025 (Callable 10/22/2024)	75,000	75,363
4.00%, 08/01/2027	810,000	809,756
5.00%, 09/01/2027	150,000	153,616
5.00%, 02/01/2030 (Callable 02/01/2026)	160,000	163,436
4.00%, 08/01/2030 (Callable 11/01/2024)	670,000	666,648
4.00%, 02/01/2032 (Callable 02/01/2029)	325,000	333,227
5.00%, 05/15/2036 (Callable 05/15/2026)	875,000	896,983
5.00%, 09/01/2038 (Callable 09/01/2028)	1,500,000	1,569,863
Lincoln County Reorganized School District No R-4, 5.00%, 03/01/2037 (Callable 03/01/2029)	1,175,000	1,269,626
Missouri Housing Development Commission, 2.35%, 11/01/2046 (Callable 05/01/2030)	730,000	517,185
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2027	585,000	621,951
5.00%, 06/01/2028	650,000	705,869
5.00%, 06/01/2028	615,000	667,411
5.00%, 06/01/2030	715,000	800,360
5.00%, 06/01/2030	680,000	761,561
5.00%, 06/01/2030	360,000	393,733
5.00%, 06/01/2031	755,000	853,159
5.00%, 06/01/2031	710,000	803,691
5.00%, 06/01/2031	695,000	766,404
5.00%, 06/01/2032	790,000	900,380
5.00%, 06/01/2032	750,000	858,111
5.00%, 06/01/2032	730,000	812,556
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033 (Callable 06/12/2027)	5,450,000	5,017,328
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	105,000	105,472
5.00%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,026,030
3.00%, 07/15/2032 (Callable 07/15/2031)	1,570,000	1,499,995
3.00%, 07/15/2033 (Callable 07/15/2031)	1,000,000	954,308
3.88%, 10/01/2035 (Callable 10/01/2029)	2,665,000	2,462,035
4.00%, 06/01/2037 (Callable 12/01/2026)	45,000	43,656
5.00%, 04/01/2038 (Callable 04/01/2027)	595,000	614,055
St Louis Municipal Finance Corp.
5.00%, 02/15/2025	300,000	301,520
5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,053,734
St Louis School District, 4.00%, 04/01/2029 (Callable 04/01/2026)	1,000,000	1,015,943
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	1,000,000	1,026,752
		47,462,681

Montana - 0.4%
City of Forsyth MT, 3.90%, 03/01/2031 (Callable 11/01/2024) (a)	3,200,000	3,195,200
Montana Board of Housing, 3.00%, 12/01/2045 (Callable 06/01/2029)	120,000	101,071
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	1,635,000	1,700,826
		4,997,097

Nebraska - 0.9%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	1,500,000	1,608,776
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	1,055,000	867,044
County of Sarpy NE
1.63%, 06/01/2033 (Callable 06/23/2026)	1,000,000	834,671
1.75%, 06/01/2033 (Callable 06/01/2026)	2,240,000	1,893,322
1.63%, 06/01/2034 (Callable 06/23/2026)	1,765,000	1,444,646
1.75%, 06/01/2034 (Callable 06/01/2026)	2,295,000	1,904,149
1.75%, 06/01/2035 (Callable 06/01/2026)	795,000	647,059
Douglas County Hospital Authority No 2, 5.00%, 05/15/2026 (Callable 11/01/2024)	315,000	315,259
Madison County Hospital Authority No 1
5.00%, 07/01/2027	585,000	607,978
5.00%, 07/01/2032 (Callable 07/01/2025)	500,000	501,051
Public Power Generation Agency, 5.00%, 01/01/2027 (Callable 01/01/2025)	1,800,000	1,807,378
		12,431,333

Nevada - 0.3%
City of Reno NV, 5.00%, 06/01/2031 (Callable 11/01/2024)	1,000,000	1,000,845
County of Clark NV, 3.75%, 01/01/2036 (a)	550,000	551,475
Henderson Public Improvement Trust/NV, 3.00%, 01/01/2026	185,000	184,694
Las Vegas Redevelopment Agency, 3.13%, 06/15/2033 (Callable 06/15/2026)	50,000	45,868
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	1,500,000	1,918,161
State of Nevada Department of Business & Industry, 4.00%, 12/15/2025 (c)	1,030,000	1,027,829
		4,728,872

New Hampshire - 2.5%
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	2,000,000	1,497,669
4.50%, 10/01/2033	2,750,000	2,890,757
4.13%, 01/20/2034	696,340	706,874
5.25%, 12/01/2035 (Callable 12/01/2025) (c)	3,000,000	3,004,164
5.38%, 12/15/2035 (Callable 06/15/2026) (c)	4,000,000	3,997,013
4.38%, 09/20/2036	2,621,693	2,695,695
4.00%, 10/20/2036	1,948,061	1,949,365
4.16%, 10/20/2041	1,998,162	1,991,324
Series 2024-2, Class A, 3.63%, 08/20/2039	3,992,111	3,823,930
New Hampshire Health and Education Facilities Authority Act
3.30%, 06/01/2038 (Callable 05/01/2027) (a)	2,000,000	2,023,192
3.30%, 06/01/2040 (Callable 05/01/2027) (a)	5,000,000	5,056,733
New Hampshire Housing Finance Authority
3.70%, 01/01/2027 (Callable 07/01/2026)	3,560,000	3,613,966
3.15%, 07/01/2027 (Callable 08/01/2026)	1,375,000	1,380,547
3.20%, 01/01/2028 (Callable 01/01/2027)	1,250,000	1,253,584
		35,884,813

New Jersey - 3.2%
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026) (a)	1,000,000	1,027,433
Madison Borough Board of Education, 1.00%, 08/15/2029	2,850,000	2,568,295
New Jersey Economic Development Authority
4.40% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 03/01/2025)	430,000	430,282
5.63%, 01/01/2052 (Callable 11/01/2024) (b)	1,000,000	1,000,970
New Jersey Educational Facilities Authority
5.00%, 07/01/2026 (Callable 07/01/2025)	595,000	603,575
5.00%, 07/01/2026 (Callable 07/01/2025)	70,000	71,068
5.00%, 07/01/2027	150,000	155,658
5.00%, 07/01/2028	125,000	131,240
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2026 (Callable 07/01/2025)	1,095,000	1,109,769
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (b)	1,775,000	1,866,901
5.00%, 12/01/2027 (Callable 12/01/2026) (b)	1,400,000	1,452,430
5.00%, 12/01/2028 (Callable 06/01/2028) (b)	1,000,000	1,059,350
4.00%, 12/01/2044 (Callable 12/01/2033) (b)	300,000	292,618
4.25%, 12/01/2045 (Callable 12/01/2034) (b)	2,990,000	3,052,364
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026	3,000,000	3,019,056
3.45%, 10/01/2026 (b)	920,000	926,043
1.80%, 10/01/2027 (b)	3,655,000	3,428,199
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (d)	325,000	305,698
0.00%, 12/15/2027 (d)	1,950,000	1,776,623
0.00%, 12/15/2029 (d)	4,500,000	3,847,454
New Jersey Turnpike Authority
5.00%, 01/01/2027	2,500,000	2,641,220
5.00%, 01/01/2028	6,000,000	6,477,829
5.00%, 01/01/2034 (Callable 01/01/2025)	2,000,000	2,007,190
Newark Housing Authority
5.25%, 01/01/2025	2,400,000	2,406,209
4.50%, 01/01/2028	75,000	77,626
River Dell Regional School District
1.00%, 09/01/2029	765,000	684,830
1.00%, 09/01/2030	800,000	696,716
1.00%, 09/01/2031	825,000	699,172
1.00%, 09/01/2032 (Callable 09/01/2031)	860,000	709,701
South Jersey Port Corp.
3.00%, 01/01/2027 (Callable 10/28/2024)	35,000	35,003
3.50%, 01/01/2032 (Callable 01/01/2026)	100,000	100,203
Township of Freehold NJ, 1.00%, 10/15/2031 (Callable 10/15/2028)	975,000	806,713
		45,467,438

New Mexico - 0.9%
City of Farmington NM, 3.88%, 06/01/2040 (a)	2,500,000	2,581,834
New Mexico Educational Assistance Foundation, 5.00%, 09/01/2027 (b)	1,800,000	1,887,187
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2033 (Callable 08/01/2029)	925,000	1,005,297
New Mexico Mortgage Finance Authority, 5.00%, 02/01/2042 (Callable 11/01/2024) (a)	2,000,000	2,003,051
New Mexico Municipal Energy Acquisition Authority, 5.00%, 11/01/2039 (Callable 02/01/2025) (a)	1,500,000	1,514,256
Town of Clayton NM, 5.00%, 11/01/2026 (Callable 11/01/2025)	185,000	187,456
Village of Los Ranchos de Albuquerque NM, 5.00%, 09/01/2027	350,000	369,840
Village of Owego NY, 4.50%, 02/19/2025 (Callable 11/01/2024)	2,700,000	2,697,783
		12,246,704

New York - 5.4%
Albany Capital Resource Corp., 5.00%, 05/01/2031 (Callable 05/01/2026)	125,000	127,504
Albany County Capital Resource Corp., 3.10%, 07/01/2030	200,000	186,149
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	2,000,000	2,003,331
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029) (c)	1,770,000	1,706,101
City of Long Beach NY, 5.25%, 07/15/2037 (Callable 07/15/2030)	325,000	361,598
City of Poughkeepsie NY
4.00%, 04/15/2028	230,000	230,609
4.00%, 04/15/2030	250,000	250,027
Dutchess County Local Development Corp., 5.00%, 07/01/2030 (Callable 07/01/2026)	180,000	185,074
East Meadow Union Free School District, 2.00%, 06/15/2034 (Callable 06/15/2029)	970,000	806,180
Huntington Local Development Corp., 4.00%, 07/01/2027	395,000	389,725
Long Island Power Authority, 5.00%, 09/01/2042 (Callable 09/01/2027)	2,500,000	2,614,936
Monroe County Industrial Development Corp.
5.00%, 07/01/2028 (Callable 07/01/2027) (a)	2,000,000	2,109,580
4.84%, 11/01/2040	2,624,105	2,830,376
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	1,410,000	1,045,857
2.50%, 11/01/2042 (Callable 11/01/2026) (a)	1,500,000	1,225,789
2.10%, 11/01/2046 (Callable 07/01/2029) (a)	4,620,000	4,289,818
3.00%, 02/15/2048 (Callable 10/22/2024)	2,000,000	1,993,930
3.50%, 02/15/2048 (Callable 10/22/2024)	1,600,000	1,595,157
5.30%, 11/01/2053 (Callable 11/01/2031)	1,000,000	1,049,482
0.70%, 11/01/2060 (Callable 10/22/2024) (a)	2,165,000	2,112,879
0.90%, 11/01/2060 (Callable 10/22/2024) (a)	1,500,000	1,443,247
0.60%, 05/01/2061 (Callable 10/22/2024) (a)	2,765,000	2,697,161
3.80%, 11/01/2063 (Callable 06/01/2027) (a)	3,065,000	3,131,580
New York City Municipal Water Finance Authority
2.80%, 06/15/2033 (Callable 10/01/2024) (a)	5,290,000	5,290,000
5.00%, 06/15/2040 (Callable 12/15/2027)	200,000	211,086
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2032 (Callable 07/15/2028)	1,900,000	2,045,836
4.00%, 07/15/2038 (Callable 07/15/2028)	200,000	203,393
New York State Dormitory Authority, 5.00%, 02/15/2042 (Callable 08/15/2027)	4,000,000	4,161,237
New York State Housing Finance Agency
0.75%, 05/01/2025 (Callable 10/22/2024)	1,020,000	998,226
0.75%, 11/01/2025 (Callable 10/22/2024)	780,000	753,017
1.65%, 05/15/2039	2,481,382	2,021,409
0.65%, 11/01/2056 (Callable 10/22/2024) (a)	855,000	832,352
1.00%, 11/01/2061 (Callable 10/22/2024) (a)	2,515,000	2,386,375
New York Transportation Development Corp., 5.00%, 12/01/2027	100,000	106,547
Onondaga Civic Development Corp.
5.00%, 10/01/2024	90,000	90,000
5.00%, 10/01/2025	240,000	238,733
3.63%, 10/01/2028 (Callable 10/01/2025)	55,000	51,272
5.00%, 10/01/2029 (Callable 10/01/2025)	150,000	146,401
4.13%, 10/01/2035 (Callable 10/01/2025)	1,065,000	923,293
Onondaga County Trust for Cultural Resources
5.00%, 05/01/2027	180,000	187,007
5.00%, 05/01/2029 (Callable 05/01/2027)	345,000	358,028
Orange County Funding Corp., 2.63%, 07/01/2025 (Callable 11/01/2024)	125,000	123,190
Port Authority of New York & New Jersey
5.00%, 10/15/2029 (Callable 10/15/2025) (b)	3,105,000	3,152,269
5.00%, 07/15/2030 (b)	100,000	109,375
5.00%, 10/15/2031 (Callable 10/15/2025) (b)	2,905,000	2,945,467
5.00%, 05/01/2035 (Callable 05/01/2025) (b)	1,000,000	1,006,636
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.50%, 04/01/2049 (Callable 10/01/2028)	210,000	209,475
Town of Ramapo NY
3.00%, 11/01/2027 (Callable 10/22/2024)	100,000	95,649
4.13%, 05/15/2028 (Callable 11/01/2024)	115,000	110,324
Town of Wallkill NY, 4.75%, 07/24/2025	10,000,000	10,095,779
Town of Watertown NY, 4.25%, 04/10/2025	1,300,000	1,303,124
Village of Freeport NY, 4.50%, 04/25/2025	3,253,831	3,277,361
		77,818,951

North Carolina - 0.9%
Inlivian, 4.00%, 04/01/2025 (Callable 10/01/2024)	3,332,000	3,333,051
North Carolina Housing Finance Agency
4.00%, 07/01/2050 (Callable 01/01/2029)	1,065,000	1,076,368
6.25%, 01/01/2055 (Callable 07/01/2032)	995,000	1,101,077
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	1,250,000	1,299,118
Town of Cary NC, 1.63%, 09/01/2034 (Callable 09/01/2031)	2,425,000	2,004,008
Town of Holly Springs NC, 4.00%, 11/01/2049 (Callable 11/01/2034)	2,190,000	2,188,200
University of North Carolina at Chapel Hill, 3.89% (SOFR + 0.65%), 12/01/2041 (Callable 12/01/2024)	1,950,000	1,949,906
		12,951,728

North Dakota - 2.0%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	10,000,000	10,068,983
City of Grand Forks ND
5.00%, 12/01/2024	100,000	100,034
5.00%, 12/01/2029	750,000	783,454
City of Horace ND
4.00%, 01/01/2025 (Callable 10/22/2024)	1,000,000	999,748
5.13%, 07/01/2025 (Callable 10/22/2024)	780,000	780,639
4.85%, 08/01/2026 (Callable 08/01/2025)	1,650,000	1,656,828
3.00%, 05/01/2027 (Callable 05/01/2026)	115,000	111,649
3.00%, 05/01/2029 (Callable 05/01/2026)	730,000	687,070
6.00%, 05/01/2049 (Callable 05/01/2032)	1,500,000	1,592,492
5.38%, 05/01/2050 (Callable 05/01/2033)	800,000	814,989
City of Mandan ND Sales Tax Revenue
4.00%, 09/01/2034 (Callable 11/01/2024)	1,010,000	1,010,263
3.00%, 09/01/2036 (Callable 11/01/2024)	270,000	243,379
City of Mayville ND, 3.75%, 08/01/2025 (Callable 11/01/2024)	1,000,000	988,649
County of Grand Forks ND, 4.00%, 10/01/2024	800,000	800,000
North Dakota Housing Finance Agency, 5.00%, 07/01/2042 (Callable 07/01/2033)	1,000,000	1,087,047
North Dakota Public Finance Authority, 5.00%, 06/01/2040 (Callable 06/01/2025)	6,370,000	6,436,152
Williston Parks & Recreation District
4.50%, 03/01/2025 (Callable 10/17/2024)	240,000	239,321
4.00%, 03/01/2032 (Callable 10/17/2024)	35,000	32,067
		28,432,764

Ohio - 3.9%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2024	200,000	200,212
Anthony Wayne Local School District, 5.00%, 12/01/2042 (Callable 12/01/2025)	500,000	507,137
City of Dayton OH Airport Revenue, 5.00%, 12/01/2028 (Callable 12/01/2026) (b)	1,210,000	1,253,335
City of Kirtland OH, 4.50%, 04/17/2025	1,000,000	1,005,837
City of Warrensville Heights OH, 4.50%, 06/25/2025 (c)	850,000	854,144
City of West Carrollton OH, 4.00%, 05/01/2025	2,535,000	2,544,601
Cleveland-Cuyahoga County Port Authority
5.00%, 08/01/2026 (Callable 11/01/2024)	150,000	150,194
5.00%, 08/01/2033 (Callable 08/01/2032)	1,200,000	1,328,698
5.50%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,510,272
Columbus Metropolitan Housing Authority
2.00%, 11/01/2026 (Callable 10/17/2024)	265,000	259,271
3.00%, 11/01/2028 (Callable 10/17/2024)	275,000	273,288
4.63%, 08/01/2042 (Callable 08/01/2034)	1,100,000	1,128,500
County of Cuyahoga OH, 5.00%, 12/01/2026 (Callable 11/01/2024)	1,000,000	1,000,718
County of Cuyahoga OH Sales Tax Revenue, 4.00%, 01/01/2033 (Callable 01/01/2031)	100,000	106,650
County of Hamilton OH, 5.00%, 02/01/2028 (Callable 11/01/2024)	250,000	250,224
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2028	1,000,000	1,103,048
5.00%, 12/01/2029	1,000,000	1,124,100
County of Hardin OH, 4.00%, 05/01/2026	55,000	54,168
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	200,000	188,332
5.25%, 09/01/2049 (Callable 09/01/2034)	1,430,000	1,540,616
5.25%, 09/01/2054 (Callable 09/01/2034)	1,500,000	1,610,540
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	2,805,000	2,501,256
Kings Local School District, 5.50%, 12/01/2062 (Callable 06/01/2032)	2,000,000	2,211,366
Lancaster Port Authority, 5.00%, 08/01/2049 (Callable 11/01/2024) (a)	810,000	814,465
Northeast Ohio Medical University
5.00%, 12/01/2024	75,000	75,100
5.00%, 12/01/2026	100,000	103,624
Ohio Air Quality Development Authority
1.38%, 02/01/2026 (a)	1,000,000	997,315
3.70%, 07/01/2028 (b)	1,250,000	1,255,231
3.70%, 10/01/2028 (b)	3,000,000	3,013,235
4.00%, 09/01/2030 (a)	2,150,000	2,187,703
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2032	1,190,000	1,278,589
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 02/01/2025) (c)	1,000,000	1,003,976
5.00%, 05/01/2027 (Callable 05/01/2026) (a)	500,000	515,619
4.70%, 01/01/2043	1,750,000	1,839,880
2.45%, 09/01/2045 (Callable 09/01/2029)	550,000	415,168
4.50%, 03/01/2050 (Callable 09/01/2028)	630,000	641,683
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2048 (Callable 06/01/2034)	640,000	699,863
4.38%, 12/01/2058 (Callable 06/01/2034)	1,000,000	1,008,864
Reynoldsburg City School District, 4.92%, 09/01/2030	4,880,000	5,049,742
State of Ohio
5.00%, 12/31/2026 (Callable 06/30/2025) (b)	1,000,000	1,010,514
5.00%, 12/31/2027 (Callable 06/30/2025) (b)	950,000	959,708
5.00%, 12/31/2035 (Callable 06/30/2025) (b)	1,700,000	1,716,117
5.00%, 12/31/2039 (Callable 06/30/2025) (b)	2,030,000	2,043,121
3.40%, 01/15/2045 (Callable 10/01/2024) (a)	2,605,000	2,605,000
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)	750,000	818,108
Triway Local School District, 4.00%, 12/01/2031 (Callable 12/01/2028)	1,005,000	1,033,909
University of Cincinnati
5.00%, 06/01/2030	585,000	658,594
5.00%, 06/01/2031	620,000	706,456
5.00%, 06/01/2032	500,000	576,344
		55,734,435

Oklahoma - 1.7%
Blaine County Educational Facilities Authority, 5.00%, 12/01/2033 (Callable 12/01/2032)	1,080,000	1,192,333
Caddo County Educational Facilities Authority, 5.00%, 09/01/2025	690,000	699,394
Canadian County Educational Facilities Authority
5.00%, 09/01/2029	1,005,000	1,104,613
5.25%, 09/01/2034 (Callable 09/01/2033)	2,500,000	2,874,630
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	2,000,000	2,046,787
Delaware County Educational Facilities Authority, 5.00%, 09/01/2029	1,665,000	1,803,769
Muskogee Industrial Trust
5.00%, 09/01/2027	275,000	287,929
4.00%, 09/01/2031 (Callable 09/01/2029)	500,000	505,833
4.00%, 09/01/2033 (Callable 09/01/2029)	1,500,000	1,505,442
Oklahoma Capitol Improvement Authority, 3.00%, 07/01/2033 (Callable 07/01/2029)	1,290,000	1,237,776
Oklahoma Development Finance Authority, 3.60%, 08/15/2031 (Callable 10/01/2024) (a)	2,250,000	2,250,000
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	1,955,000	1,944,810
Payne County Economic Development Authority, 4.25%, 09/01/2034	945,000	930,107
Pontotoc County Educational Facilities Authority
4.00%, 09/01/2026	200,000	203,686
4.00%, 09/01/2030	400,000	417,176
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	4,000,000	3,830,686
Tulsa Metropolitan Utility Authority, 0.05%, 04/01/2025	1,505,000	1,477,659
		24,312,630

Oregon - 0.7%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	3,000,000	3,383,122
County of Crook OR
0.00%, 06/01/2033 (Callable 06/01/2032)	110,000	105,624
0.00%, 06/01/2037 (Callable 06/01/2032)	245,000	232,947
Lane County School District No 40 Creswell
0.00%, 06/15/2032 (d)	450,000	347,526
0.00%, 06/15/2033 (d)	400,000	297,317
0.00%, 06/15/2038 (Callable 06/15/2033) (d)	925,000	512,274
Oregon Health & Science University, 5.00%, 07/01/2046 (Callable 11/01/2031) (a)	845,000	945,424
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	1,000,000	1,023,986
Oregon State Facilities Authority
5.00%, 10/01/2025	325,000	329,373
5.00%, 10/01/2027 (Callable 10/01/2026)	100,000	102,831
5.00%, 10/01/2028	150,000	158,167
State of Oregon Housing & Community Services Department
3.90%, 01/01/2033 (Callable 11/01/2024) (b)	70,000	69,952
3.60%, 07/01/2034 (Callable 11/01/2024)	700,000	698,255
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	822,713
4.00%, 01/01/2047 (Callable 07/01/2025)	40,000	39,984
4.00%, 07/01/2047 (Callable 07/01/2026)	105,000	105,244
3.50%, 01/01/2051 (Callable 01/01/2029)	80,000	79,969
Washington County School District No 13 Banks
0.00%, 06/15/2028 (d)	400,000	358,472
0.00%, 06/15/2029 (d)	450,000	390,357
Yamhill County Hospital Authority, 4.00%, 11/15/2026 (Callable 11/15/2024)	285,000	279,596
		10,283,133

Pennsylvania - 4.2%
Allentown City School District, 5.00%, 02/01/2032 (Callable 08/01/2029)	1,545,000	1,651,379
Bucks County Industrial Development Authority
5.00%, 07/01/2028	1,495,000	1,542,989
5.00%, 07/01/2029	500,000	519,627
Central Bradford Progress Authority, 3.77%, 12/01/2041 (Callable 10/01/2024) (a)	950,000	950,000
Cheltenham Township School District, 3.00%, 02/15/2029 (Callable 10/22/2024)	45,000	45,006
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,000,000	2,054,521
5.00%, 08/01/2030 (Callable 11/01/2024)	110,000	110,051
5.00%, 08/01/2035 (Callable 11/01/2024)	730,000	730,163
5.00%, 08/01/2045 (Callable 11/01/2024)	500,000	494,797
City of Bradford PA
4.00%, 11/01/2026 (Callable 11/01/2025)	415,000	420,143
4.00%, 11/01/2027 (Callable 11/01/2025)	370,000	374,283
City of Erie Higher Education Building Authority, 5.00%, 05/01/2029	370,000	387,923
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	3,000,000	3,156,164
City of York PA
5.00%, 11/15/2025	525,000	529,773
5.00%, 11/15/2026	205,000	209,383
5.00%, 11/15/2027	220,000	226,939
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	3,000,000	3,305,859
County of Lackawanna PA, 3.25%, 09/15/2035 (Callable 11/01/2024)	50,000	48,860
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 01/01/2025)	75,000	75,173
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026 (c)	760,000	760,551
East Hempfield Township Industrial Development Authority
5.00%, 12/01/2024	100,000	100,168
5.00%, 12/01/2027 (Callable 12/01/2025)	1,510,000	1,541,241
Health Care Facilities Authority of Sayre, 4.22% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 11/01/2024)	2,355,000	2,315,653
Highlands School District
5.00%, 04/15/2034 (Callable 04/15/2032)	330,000	366,912
5.00%, 04/15/2035 (Callable 04/15/2032)	270,000	299,516
Indiana County Municipal Services Authority, 5.00%, 10/01/2030	270,000	295,765
Latrobe Industrial Development Authority
5.00%, 03/01/2025	110,000	110,220
5.00%, 03/01/2026	260,000	263,057
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2033 (Callable 05/01/2029)	460,000	473,318
Northern Lebanon School District, 3.00%, 09/01/2034 (Callable 09/01/2029)	910,000	872,164
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2026	900,000	922,363
5.00%, 01/01/2027	1,100,000	1,153,222
0.00%, 01/01/2031 (d)	1,405,000	1,130,689
0.00%, 01/01/2037 (d)	3,495,000	2,212,257
Pennsylvania Higher Education Assistance Agency, 4.50%, 06/01/2043 (Callable 06/01/2031) (b)	1,210,000	1,238,988
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2025	200,000	201,770
5.00%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,282,037
5.00%, 08/15/2049 (Callable 08/15/2029)	1,000,000	1,044,230
Pennsylvania Housing Finance Agency
3.20%, 04/01/2040 (Callable 10/01/2025)	155,000	141,480
5.50%, 10/01/2053	1,360,000	1,457,711
6.25%, 10/01/2053 (Callable 04/01/2033)	1,905,000	2,109,190
Pennsylvania Turnpike Commission
6.00%, 12/01/2030 (Callable 12/01/2027)	110,000	120,661
5.13%, 12/01/2039 (Callable 06/01/2029)	505,000	545,636
5.13%, 12/01/2040 (Callable 06/01/2029)	45,000	48,553
5.50%, 12/01/2042 (Callable 12/01/2026)	1,185,000	1,230,192
4.90%, 12/01/2044 (Callable 12/01/2026)	50,000	51,061
5.00%, 12/01/2044 (Callable 12/01/2029)	2,000,000	2,117,396
Philadelphia Authority for Industrial Development, 5.25%, 11/01/2052 (Callable 11/01/2032)	1,750,000	1,906,514
Philadelphia Gas Works Co., 5.00%, 10/01/2030 (Callable 10/01/2026)	1,000,000	1,040,567
Philadelphia Municipal Authority, 5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,040,279
Public Parking Authority Of Pittsburgh, 5.00%, 12/01/2026 (Callable 06/01/2025)	90,000	91,309
Reading School District
0.00%, 01/15/2026 (d)	190,000	181,398
0.00%, 01/15/2027 (d)	50,000	46,138
Redevelopment Authority of the City of Philadelphia, 5.00%, 04/15/2027 (Callable 04/15/2025)	100,000	101,062
Ridley School District
5.00%, 11/15/2050 (Callable 05/15/2032)	3,500,000	3,737,816
5.00%, 11/15/2050 (Callable 05/15/2032)	2,000,000	2,138,611
School District of Philadelphia
5.00%, 09/01/2031 (Callable 09/01/2029)	1,000,000	1,083,101
5.00%, 09/01/2043 (Callable 09/01/2028)	1,500,000	1,553,575
State Public School Building Authority
5.00%, 12/01/2028 (Callable 12/01/2026)	15,000	15,792
5.00%, 06/01/2032 (Callable 12/01/2026)	1,575,000	1,634,556
5.00%, 06/01/2033 (Callable 12/01/2026)	2,250,000	2,334,123
Westmoreland County Industrial Development Authority/PA, 5.00%, 07/01/2028	700,000	730,888
York County Industrial Development Authority/PA, 4.00%, 06/01/2029 (Callable 06/01/2025) (b)	795,000	796,312
		59,671,075

Rhode Island - 0.6%
Providence Public Building Authority
5.25%, 09/15/2043 (Callable 09/15/2034)	1,000,000	1,116,960
5.25%, 09/15/2044 (Callable 09/15/2034)	1,000,000	1,113,891
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 04/01/2025)	500,000	503,305
Rhode Island Health and Educational Building Corp., 5.50%, 05/15/2049 (Callable 05/15/2034)	3,000,000	3,403,550
Rhode Island Housing & Mortgage Finance Corp.
1.70%, 04/01/2031 (Callable 04/01/2030)	150,000	128,239
2.10%, 10/01/2035 (Callable 10/01/2029)	590,000	485,593
Rhode Island Student Loan Authority, 5.00%, 12/01/2028 (b)	1,175,000	1,257,146
		8,008,684

South Carolina - 1.5%
City of Myrtle Beach SC, 5.00%, 10/01/2029 (Callable 10/01/2026)	500,000	519,482
County of Florence SC, 5.00%, 11/01/2032 (Callable 11/01/2024)	1,750,000	1,752,162
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	997,000	1,003,261
Newberry Investing in Children's Education, 5.00%, 12/01/2029 (Callable 12/01/2024)	500,000	501,324
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	2,000,000	2,010,968
5.75%, 11/15/2029 (Callable 05/15/2025)	1,000,000	994,902
4.00%, 08/15/2030 (Callable 08/15/2026)	130,000	129,794
5.25%, 08/15/2033 (Callable 08/15/2026)	350,000	358,441
South Carolina Public Service Authority
5.00%, 12/01/2032 (Callable 06/01/2026)	465,000	476,123
5.00%, 12/01/2037 (Callable 12/01/2026)	2,000,000	2,051,709
5.00%, 12/01/2040 (Callable 12/01/2034)	2,100,000	2,368,416
5.00%, 12/01/2042 (Callable 12/01/2034)	1,255,000	1,396,712
5.25%, 12/01/2049 (Callable 12/01/2034)	1,100,000	1,218,554
5.50%, 12/01/2054 (Callable 12/01/2034)	1,540,000	1,733,309
South Carolina State Housing Finance & Development Authority, 3.50%, 07/01/2043 (Callable 01/01/2026)	120,000	119,619
Spartanburg Housing Authority, 2.00%, 03/01/2026 (Callable 03/01/2025) (a)	3,500,000	3,467,739
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2025 (d)	1,085,000	1,049,760
0.00%, 10/01/2026 (d)	650,000	610,240
0.00%, 10/01/2031 (d)	500,000	387,951
		22,150,466

South Dakota - 0.4%
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	250,000	245,032
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2032 (Callable 09/01/2027)	100,000	104,916
5.00%, 09/01/2040 (Callable 09/01/2027)	3,130,000	3,238,838
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	2,000,000	2,215,913
		5,804,699

Tennessee - 2.1%
City of Jackson TN
5.00%, 04/01/2033 (Callable 10/01/2028)	1,755,000	1,845,914
5.00%, 04/01/2036 (Callable 04/01/2025)	2,000,000	2,010,297
Cleveland Health & Educational Facilities Board, 4.20%, 05/01/2040	3,000,000	2,995,154
Cleveland Housing Authority, 4.00%, 08/01/2026 (a)(c)	300,000	301,629
Johnson City Health & Educational Facilities Board, 5.13%, 07/01/2025 (Callable 11/01/2024)	1,740,000	1,756,172
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2030 (Callable 09/01/2026)	925,000	948,118
5.00%, 09/01/2031 (Callable 09/01/2026)	100,000	102,271
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	50,000	50,838
5.00%, 05/01/2036 (Callable 05/01/2033)	800,000	895,751
New Memphis Arena Public Building Authority
0.00%, 04/01/2028	1,990,000	1,887,530
0.00%, 04/01/2031	1,670,000	1,571,715
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2030 (Callable 05/01/2027)	1,440,000	1,497,977
5.00%, 05/01/2035 (Callable 05/01/2027)	2,165,000	2,228,951
Tennergy Corp./TN
5.50%, 12/01/2028	1,000,000	1,067,352
5.50%, 10/01/2053 (Callable 09/01/2030) (a)	1,000,000	1,090,828
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	125,000	128,777
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 01/01/2025)	1,205,000	1,205,091
2.05%, 07/01/2036 (Callable 07/01/2030)	425,000	343,412
2.90%, 07/01/2039 (Callable 01/01/2029)	605,000	522,760
3.85%, 07/01/2043 (Callable 07/01/2027)	1,475,000	1,430,067
4.00%, 07/01/2048 (Callable 01/01/2027)	115,000	115,478
4.50%, 07/01/2049 (Callable 01/01/2028)	15,000	15,242
6.25%, 01/01/2054 (Callable 07/01/2032)	1,485,000	1,643,410
Williamson County Industrial Development Board, 5.00%, 05/01/2042 (Callable 11/01/2026) (a)	3,561,000	3,709,928
		29,364,662

Texas - 10.3%
Arlington Higher Education Finance Corp.
5.00%, 02/15/2031 (Callable 02/15/2025)	1,675,000	1,684,967
5.00%, 02/15/2032 (Callable 02/15/2025)	1,500,000	1,508,647
4.88%, 06/15/2056 (Callable 06/15/2025) (a)(c)	1,250,000	1,268,113
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2031 (Callable 10/01/2027)	1,900,000	1,960,016
5.00%, 10/01/2035 (Callable 10/01/2027)	1,310,000	1,343,983
Baytown Municipal Development District, 5.00%, 10/01/2032 (Callable 10/01/2031)	825,000	878,320
Boerne Independent School District
3.85%, 12/01/2043 (a)	3,000,000	3,086,998
4.00%, 02/01/2054 (a)	1,000,000	1,037,130
Brazos Higher Education Authority, Inc.
2.35%, 04/01/2040 (Callable 04/01/2030) (b)	5,000	4,945
4.00%, 04/01/2045 (Callable 04/01/2034) (b)	4,225,000	4,172,656
Central Texas Turnpike System, 0.00%, 08/15/2026 (d)	1,750,000	1,657,496
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	50,000	49,341
Cibolo Canyons Special Improvement District, 3.50%, 08/15/2026 (Callable 11/01/2024)	105,000	104,937
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026) (b)	3,200,000	3,288,860
5.00%, 11/15/2035 (Callable 11/15/2026) (b)	1,805,000	1,853,073
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2025	300,000	305,640
5.00%, 09/01/2026	250,000	260,898
5.00%, 09/01/2027	200,000	213,532
City of Brownsville TX
5.00%, 02/15/2026	180,000	185,596
5.00%, 02/15/2027	250,000	263,043
5.00%, 02/15/2028	225,000	241,353
5.00%, 02/15/2029	400,000	436,827
5.00%, 02/15/2030	520,000	575,802
5.00%, 02/15/2031	585,000	653,980
City of Brownsville TX Utilities System Revenue, 5.00%, 09/01/2032 (Callable 09/01/2031)	100,000	112,075
City of Dallas Housing Finance Corp.
5.00%, 08/01/2027 (Callable 08/01/2026) (a)	1,785,000	1,851,325
5.00%, 07/01/2042 (Callable 01/01/2027) (a)	1,270,000	1,327,330
City of Fort Worth TX
5.00%, 09/01/2031	746,000	821,934
5.00%, 09/01/2032 (Callable 09/01/2031)	787,000	864,059
5.00%, 09/01/2033 (Callable 09/01/2031)	828,000	905,797
5.00%, 09/01/2034 (Callable 09/01/2031)	872,000	951,225
City of Houston TX Airport System Revenue
5.00%, 07/01/2026 (b)	1,010,000	1,042,083
5.00%, 07/01/2032 (Callable 07/01/2028) (b)	795,000	836,794
5.00%, 07/01/2032 (Callable 07/01/2028) (b)	120,000	126,309
5.00%, 07/01/2035 (Callable 07/01/2028) (b)	1,400,000	1,467,630
5.00%, 07/01/2039 (Callable 07/01/2028)	3,000,000	3,166,396
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2026 (Callable 11/01/2024)	765,000	766,400
City of Liberty Hill TX Wastewater Treatment Facility Revenue, 5.00%, 09/01/2039 (Callable 09/01/2032)	475,000	529,597
City of Magnolia TX, 5.70%, 09/01/2046 (c)	460,000	468,893
City of Portland TX, 5.00%, 08/15/2039 (Callable 08/15/2033)	1,250,000	1,404,647
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	700,000	722,559
5.00%, 04/01/2028	100,000	107,947
3.95%, 12/01/2032 (Callable 11/01/2024)	245,000	243,554
4.25%, 12/01/2034 (Callable 12/01/2024)	410,000	410,031
5.75%, 08/15/2045 (Callable 08/15/2025)	20,000	20,284
Collin County Municipal Utility District No 2
4.50%, 09/01/2030 (Callable 10/01/2029)	560,000	593,380
4.50%, 09/01/2032 (Callable 10/01/2029)	1,110,000	1,167,126
4.50%, 09/01/2034 (Callable 10/01/2029)	1,335,000	1,395,071
5.00%, 09/01/2038 (Callable 10/01/2029)	620,000	652,284
County of Wise TX
5.00%, 08/15/2026	330,000	338,785
5.00%, 08/15/2027	505,000	526,835
Dallas Fort Worth International Airport, 4.00%, 11/01/2038 (Callable 11/01/2030)	100,000	101,817
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/01/2050 (a)	3,000,000	3,096,841
Ector County Independent School District, 4.00%, 08/15/2049 (a)	3,000,000	3,099,062
El Paso Housing Finance Corp., 4.50%, 03/01/2026 (a)	1,250,000	1,254,837
EP Tuscany Zaragosa PFC, 4.00%, 12/01/2033 (Callable 12/01/2028)	1,825,000	1,812,433
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	100,000	100,315
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	9,000,000	9,275,638
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	2,965,106	3,055,559
Frisco Independent School District, 0.00%, 08/15/2029 (d)	100,000	86,506
Galena Park Independent School District, 0.00%, 08/15/2026 (d)	1,525,000	1,449,197
Generation Park Management District, 4.00%, 09/01/2028 (Callable 09/01/2025)	125,000	126,235
Grand Mission Municipal Utility District No 2, 2.25%, 09/01/2028 (Callable 11/01/2024)	95,000	90,174
Grand Parkway Transportation Corp., 5.00%, 10/01/2052 (Callable 01/01/2028) (a)	4,000,000	4,286,446
Green Valley Special Utility District
7.00%, 09/15/2030	615,000	759,468
7.00%, 09/15/2031	545,000	687,813
Greenwood Utility District/TX, 9.00%, 08/01/2034 (Callable 02/01/2030)	205,000	261,519
Harris County Cultural Education Facilities Finance Corp., 4.00%, 11/15/2029 (Callable 05/15/2026)	285,000	288,087
Housing Options, Inc./TX, 3.90%, 02/01/2026 (Callable 02/01/2025) (a)	1,000,000	1,000,227
Houston Independent School District, 3.50%, 06/01/2039 (a)	1,750,000	1,752,355
Hunt Memorial Hospital District Charitable Health, 5.00%, 02/15/2030	1,000,000	1,055,192
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029) (a)	3,000,000	3,197,101
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2038 (Callable 11/01/2030)	1,000,000	1,077,243
Kerrville Health Facilities Development Corp., 5.00%, 08/15/2025	925,000	935,869
Lake Dallas Independent School District, 0.00%, 08/15/2026 (d)	2,000,000	1,900,937
Lower Colorado River Authority, 4.75%, 01/01/2028	35,000	36,176
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	170,000	165,753
Mckinney Municipal Utility District No 2
6.50%, 09/01/2029	345,000	395,910
6.00%, 09/01/2030 (Callable 09/01/2029)	290,000	325,533
6.50%, 09/01/2030 (Callable 09/01/2029)	360,000	412,221
6.50%, 09/01/2031 (Callable 09/01/2029)	380,000	434,518
6.50%, 09/01/2032 (Callable 09/01/2029)	170,000	193,894
Melissa Independent School District
5.00%, 02/01/2029	175,000	192,334
5.00%, 02/01/2031	250,000	283,064
New Hope Cultural Education Facilities Finance Corp., 5.00%, 11/01/2031 (Callable 11/01/2024)	125,000	127,610
Newark Higher Education Finance Corp.
4.13%, 08/15/2049 (Callable 08/15/2034)	700,000	691,426
4.25%, 08/15/2054 (Callable 08/15/2034)	650,000	638,074
North Texas Higher Education Authority, Inc., 4.13%, 06/01/2045 (Callable 06/01/2031) (b)	2,150,000	2,121,959
North Texas Tollway Authority
0.00%, 01/01/2030 (d)	200,000	170,375
0.00%, 01/01/2035 (d)	3,040,000	2,154,570
0.00%, 01/01/2036 (d)	1,690,000	1,150,852
0.00%, 01/01/2037 (d)	5,050,000	3,298,109
Northlake Municipal Management District No 1, 6.75%, 03/01/2029	395,000	449,861
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2026)	2,500,000	2,554,087
Ponder Independent School District, 4.00%, 02/15/2051 (a)	2,000,000	2,064,364
Port Freeport TX
5.00%, 06/01/2028 (Callable 06/01/2025) (b)	1,090,000	1,097,885
5.00%, 06/01/2029 (Callable 06/01/2025) (b)	1,145,000	1,153,101
Pottsboro Independent School District/TX, 4.00%, 02/15/2052 (a)	2,800,000	2,886,576
PSC/TX, 3.75%, 12/01/2040	2,450,000	2,421,521
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027) (a)	5,000,000	5,164,321
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050 (a)	1,250,000	1,323,168
St George Place Redevelopment Authority, 4.00%, 09/01/2025	100,000	100,245
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	3,000,000	3,019,825
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	200,000	195,789
5.00%, 11/15/2026	290,000	295,786
5.00%, 11/15/2027	1,300,000	1,337,153
5.00%, 11/15/2027 (Callable 11/15/2026)	1,000,000	1,019,795
2.75%, 02/15/2036 (Callable 10/22/2024) (a)	5,330,000	5,077,784
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	500,000	506,406
Texas Department of Housing & Community Affairs, 3.38%, 09/01/2039 (Callable 09/01/2028)	2,050,000	1,983,035
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2030	125,000	134,970
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033) (a)	1,250,000	1,421,376
Texas Municipal Gas Acquisition and Supply Corp. I, 4.94% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 10/01/2024)	500,000	499,899
Texas Municipal Gas Acquisition and Supply Corp. II, 4.35% (3 mo. Term SOFR + 1.05%), 09/15/2027	1,790,000	1,796,858
Texas Public Finance Authority
5.25%, 05/01/2037 (Callable 05/01/2033)	400,000	449,452
5.25%, 05/01/2039 (Callable 05/01/2033)	500,000	555,435
Texas State Affordable Housing Corp., 3.90%, 03/01/2038 (Callable 03/01/2033)	200,000	203,408
Uptown Development Authority, 5.00%, 09/01/2034 (Callable 09/01/2026)	1,275,000	1,294,278
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	586,277
5.00%, 12/01/2039 (Callable 12/01/2029)	330,000	348,493
5.00%, 12/01/2042 (Callable 12/01/2029)	890,000	929,199
6.00%, 12/01/2043 (Callable 12/01/2029)	100,000	103,931
Waller County Road Improvement District No 1
6.00%, 03/01/2027	270,000	287,362
6.00%, 03/01/2028	285,000	310,348
6.00%, 03/01/2029	300,000	333,933
6.00%, 03/01/2030 (Callable 03/01/2029)	315,000	349,732
6.00%, 03/01/2031 (Callable 03/01/2029)	330,000	365,068
Woodridge Municipal Utility District, 3.75%, 09/01/2029 (Callable 11/01/2024)	45,000	45,012
Yoakum Independent School District
5.00%, 02/15/2027	120,000	126,942
5.00%, 02/15/2028	190,000	205,595
5.00%, 02/15/2029	230,000	254,071
5.00%, 02/15/2031	575,000	654,613
5.00%, 02/15/2032	305,000	351,450
		147,658,156

Utah - 1.6%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2027 (b)	700,000	733,664
5.00%, 07/01/2030 (Callable 07/01/2027) (b)	1,500,000	1,564,103
5.00%, 07/01/2034 (Callable 07/01/2027) (b)	1,000,000	1,037,339
5.00%, 07/01/2042 (Callable 07/01/2027)	1,000,000	1,031,477
County of Emery UT, 3.75%, 11/01/2024 (Callable 10/01/2024) (a)	4,000,000	4,000,000
Utah Board of Higher Education, 2.55%, 06/01/2038 (Callable 06/01/2029)	1,250,000	1,040,584
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	158,217
4.00%, 10/15/2030	875,000	890,724
4.00%, 04/15/2032	1,000,000	1,029,487
4.50%, 04/15/2037 (Callable 11/01/2024)	150,000	150,116
5.00%, 04/15/2037 (Callable 04/15/2026)	270,000	274,987
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	155,000	154,932
4.50%, 10/21/2052	5,726,009	5,627,075
6.00%, 12/21/2052	903,025	947,817
6.00%, 02/21/2053	893,472	937,765
6.50%, 05/21/2053	1,081,793	1,145,445
6.00%, 06/21/2053	1,478,851	1,554,769
6.50%, 08/21/2053	98,849	104,627
6.50%, 01/01/2054 (Callable 07/01/2032)	1,000,000	1,120,306
		23,503,434

Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2038 (Callable 06/01/2026)	1,000,000	1,019,274
Vermont Housing Finance Agency
4.00%, 11/01/2043 (Callable 11/01/2024)	15,000	15,006
5.25%, 11/01/2052 (Callable 05/01/2032)	997,000	1,053,405
Vermont Student Assistance Corp., 5.00%, 06/15/2026 (b)	50,000	51,369
		2,139,054

Virginia - 1.0%
Chesapeake Economic Development Authority, 3.65%, 02/01/2032 (a)	1,520,000	1,555,728
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027) (a)	3,250,000	3,398,679
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	1,500,000	1,606,390
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025 (Callable 11/01/2024)	455,000	454,376
5.00%, 05/01/2043 (Callable 05/01/2026) (a)	3,000,000	3,093,715
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,000,000	1,041,848
Virginia Resources Authority, 5.00%, 11/01/2045 (Callable 11/01/2025)	1,180,000	1,197,774
Virginia Small Business Financing Authority, 5.00%, 01/01/2035 (Callable 07/01/2027)	100,000	105,323
York County Economic Development Authority, 3.65%, 05/01/2033 (a)	1,940,000	1,985,600
		14,439,433

Washington - 2.8%
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2032 (Callable 06/01/2025)	2,000,000	2,023,682
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	100,000	113,559
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 04/01/2025) (a)	1,905,000	1,849,159
County of Lewis WA, 3.00%, 12/01/2026 (Callable 10/22/2024)	100,000	100,002
Grant County Public Hospital District No 2, 5.50%, 12/01/2044 (Callable 06/01/2034)	930,000	1,006,768
King County Housing Authority
5.16%, 11/01/2025	1,929,298	1,928,305
5.00%, 01/01/2028 (Callable 01/01/2027)	1,000,000	1,045,305
4.00%, 11/01/2033 (Callable 11/01/2029)	600,000	619,201
King County Public Hospital District No 1
5.00%, 12/01/2028 (Callable 12/01/2026)	225,000	234,824
5.00%, 12/01/2030 (Callable 12/01/2026)	400,000	415,583
Kitsap County School District No 303 Bainbridge Island, 4.00%, 12/01/2027 (Callable 06/01/2027)	1,000,000	1,034,522
Pacific County Public Healthcare Services District No 3
5.25%, 12/01/2039 (Callable 12/01/2033)	500,000	559,533
5.25%, 12/01/2044 (Callable 12/01/2033)	695,000	766,708
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	233,346
5.00%, 01/01/2029 (Callable 01/01/2028)	165,000	174,696
5.00%, 01/01/2038 (Callable 01/01/2029)	300,000	313,504
5.00%, 01/01/2039 (Callable 01/01/2028)	500,000	515,247
Pierce County School District No 10 Tacoma, 5.00%, 12/01/2026 (Callable 12/01/2024)	800,000	803,028
Port of Seattle WA
5.00%, 05/01/2036 (Callable 05/01/2027) (b)	4,500,000	4,649,968
5.25%, 07/01/2042 (Callable 07/01/2034) (b)	2,080,000	2,299,816
Seattle Housing Authority
4.00%, 09/01/2025 (Callable 03/01/2025)	3,000,000	3,009,857
2.50%, 06/01/2041 (Callable 06/01/2031)	950,000	706,022
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,562,036
Tacoma Metropolitan Park District
5.00%, 12/01/2025	2,060,000	2,115,953
5.00%, 12/01/2025 (Callable 12/01/2024)	245,000	245,864
5.00%, 12/01/2025 (Callable 12/01/2024)	25,000	25,088
5.00%, 12/01/2026	95,000	100,026
4.00%, 12/01/2027 (Callable 12/01/2026)	605,000	622,659
4.00%, 12/01/2028 (Callable 12/01/2026)	25,000	25,672
Vancouver Housing Authority
1.70%, 12/01/2024	140,000	139,226
4.00%, 08/01/2034 (Callable 08/01/2031)	3,000,000	3,042,829
Washington Health Care Facilities Authority
5.00%, 08/15/2028 (Callable 08/15/2027)	95,000	98,731
5.00%, 12/01/2031 (Callable 12/01/2030) (c)	200,000	220,952
4.55% (SIFMA Municipal Swap Index + 1.40%), 01/01/2035 (Callable 11/01/2024)	150,000	150,071
4.00%, 07/01/2036 (Callable 07/01/2025)	135,000	135,119
5.00%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,566,194
5.00%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,735,942
Washington State Convention Center Public Facilities District, 5.00%, 07/01/2027	100,000	104,617
Washington State Housing Finance Commission
1.90%, 12/01/2032 (Callable 06/01/2030)	1,300,000	1,086,355
4.00%, 06/01/2050 (Callable 06/01/2029)	295,000	297,854
		39,677,823

West Virginia - 0.2%
Glenville State College, 4.00%, 06/01/2027	625,000	614,226
Wyoming County Board of Education
5.00%, 06/01/2031	1,230,000	1,379,596
5.00%, 06/01/2032	1,305,000	1,477,767
		3,471,589

Wisconsin - 4.4%
Boscobel Area School District, 5.00%, 03/01/2036 (Callable 03/01/2031)	720,000	795,405
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2029 (Callable 06/01/2026)	2,005,000	2,032,408
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,075,604
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,833,908
Hudson School District, 2.50%, 03/01/2025	1,305,000	1,298,095
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 11/01/2024)	100,000	99,234
Pardeeville Area School District/WI, 4.00%, 08/29/2025	1,200,000	1,202,127
Public Finance Authority
4.00%, 03/01/2025 (c)	1,070,000	1,065,106
5.00%, 05/15/2026 (Callable 05/15/2025) (c)	1,660,000	1,670,695
5.00%, 10/01/2028 (c)	1,750,000	1,811,952
9.00%, 11/01/2028 (Callable 11/01/2027) (c)	1,125,000	1,183,931
5.50%, 12/15/2028 (Callable 06/01/2025) (c)	2,100,000	2,112,601
0.00%, 09/01/2029 (Callable 09/01/2026) (c)(d)	2,250,000	1,602,119
6.13%, 12/15/2029 (Callable 12/15/2027) (c)	1,500,000	1,508,190
4.00%, 01/01/2033 (Callable 07/01/2029)	605,000	625,266
5.00%, 03/01/2033 (Callable 03/01/2026)	5,900,000	6,054,591
4.00%, 06/01/2033 (Callable 06/01/2025)	70,000	70,139
4.00%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,186,000
5.00%, 10/01/2034 (Callable 10/01/2029) (c)	1,500,000	1,552,862
4.00%, 01/01/2046 (Callable 01/01/2027)	500,000	435,457
Village of Hobart WI, 1.00%, 03/01/2032 (Callable 03/01/2030)	1,395,000	1,183,214
Village of Kewaskum WI
5.00%, 04/01/2029	165,000	175,767
5.00%, 04/01/2035 (Callable 04/01/2033)	215,000	228,906
4.50%, 04/01/2039 (Callable 04/01/2033)	645,000	647,476
Waunakee Community School District, 2.50%, 04/01/2025 (Callable 11/01/2024)	250,000	248,401
Westosha Central High School District, 1.75%, 03/01/2033 (Callable 03/01/2028)	1,330,000	1,097,052
Wisconsin Center District
0.00%, 12/15/2038 (Callable 12/15/2030) (d)	1,000,000	568,409
5.25%, 12/15/2061 (Callable 12/15/2030) (c)	1,100,000	1,125,933
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2025	230,000	229,757
4.00%, 08/15/2026	475,000	474,303
5.00%, 08/01/2027 (Callable 07/01/2026) (c)	4,250,000	4,369,776
5.00%, 11/01/2027 (Callable 11/01/2026)	745,000	762,265
5.00%, 11/01/2029 (Callable 11/01/2026)	580,000	600,550
3.00%, 02/15/2031 (Callable 02/15/2026)	55,000	50,387
5.00%, 04/01/2033 (Callable 10/01/2028)	1,000,000	1,064,878
4.00%, 07/01/2036 (Callable 07/01/2029)	1,000,000	996,400
4.00%, 09/15/2036 (Callable 09/15/2027)	580,000	573,186
4.00%, 09/15/2036 (Callable 09/15/2027)	775,000	765,895
5.00%, 10/01/2039 (Callable 10/01/2034)	900,000	984,336
5.00%, 11/15/2039 (Callable 05/15/2026)	2,100,000	2,148,167
5.00%, 10/01/2040 (Callable 10/01/2034)	500,000	542,664
5.00%, 02/15/2047 (Callable 02/15/2027)	750,000	753,014
4.00%, 02/15/2050 (Callable 02/15/2027)	80,000	69,747
5.00%, 02/15/2051 (Callable 08/15/2026) (a)	245,000	251,901
5.50%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,958,317
6.00%, 10/01/2054 (Callable 10/01/2032)	2,000,000	2,077,383
6.13%, 10/01/2059 (Callable 10/01/2032)	1,000,000	1,044,301
Wisconsin Housing & Economic Development Authority
4.00%, 07/01/2030 (Callable 07/01/2028) (c)	160,000	149,058
4.38%, 07/01/2037 (Callable 07/01/2028) (c)	480,000	418,273
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, 4.00%, 03/01/2048 (Callable 03/01/2027)	10,000	10,033
Wisconsin Housing & Economic Development Authority Housing Revenue
3.75%, 05/01/2054 (Callable 05/01/2025) (a)	975,000	978,513
3.88%, 11/01/2054 (Callable 11/01/2025) (a)	4,250,000	4,290,642
		63,054,594
TOTAL MUNICIPAL BONDS (Cost $1,387,857,923)		1,409,249,036

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.25% (e)	16,142,885	16,142,885
TOTAL SHORT-TERM INVESTMENTS (Cost $16,142,885)		16,142,885

TOTAL INVESTMENTS - 99.6% (Cost $1,404,000,808)		1,425,391,921
Other Assets in Excess of Liabilities - 0.4%		5,559,675
TOTAL NET ASSETS - 100.0%		$1,430,951,596

Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2024, the total value of securities subject to the AMT was $140,713,504 or 10.2% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $64,890,042 or 4.5% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Strategic Municipal Bond Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Strategic Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,409,249,036	$–	$1,409,249,036
Money Market Funds	16,142,885	–	–	16,142,885
Total Investments	$16,142,885	$1,409,249,036	$–	$1,425,391,921

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.